UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03518

Fidelity Newbury Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Treasury Money Market Fund Fidelity® Treasury Money Market Fund : FZFXX

This annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Treasury Money Market Fund	$ 43	0.42%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$44,462,110,011
Number of Holdings	143
Total Advisory Fee	$115,740,892
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	49.2
8-30	11.3
31-60	11.3
61-90	14.0
91-180	13.6
>180	3.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 73.4
Repurchase Agreements - 29.1
Net Other Assets (Liabilities) - (2.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913797.101    2742-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Treasury Money Market Fund Fidelity® Treasury Money Market Fund Daily Money Class : FDUXX

This annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 71	0.70%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$44,462,110,011
Number of Holdings	143
Total Advisory Fee	$115,740,892
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	49.2
8-30	11.3
31-60	11.3
61-90	14.0
91-180	13.6
>180	3.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 73.4
Repurchase Agreements - 29.1
Net Other Assets (Liabilities) - (2.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913799.101    58-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Treasury Money Market Fund Fidelity® Treasury Money Market Fund Capital Reserves Class : FSRXX

This annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 97	0.95%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$44,462,110,011
Number of Holdings	143
Total Advisory Fee	$115,740,892
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	49.2
8-30	11.3
31-60	11.3
61-90	14.0
91-180	13.6
>180	3.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 73.4
Repurchase Agreements - 29.1
Net Other Assets (Liabilities) - (2.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913800.101    77-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Treasury Money Market Fund Fidelity® Treasury Money Market Fund Advisor C Class : FDCXX

This annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor C Class	$ 147	1.45%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$44,462,110,011
Number of Holdings	143
Total Advisory Fee	$115,740,892
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	49.2
8-30	11.3
31-60	11.3
61-90	14.0
91-180	13.6
>180	3.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 73.4
Repurchase Agreements - 29.1
Net Other Assets (Liabilities) - (2.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913798.101    529-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Tax-Exempt Money Market Fund Fidelity® Tax-Exempt Money Market Fund : FMOXX

This annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Exempt Money Market Fund	$ 43	0.42%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$3,821,269,033
Number of Holdings	680
Total Advisory Fee	$9,586,302
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.9
8-30	2.0
31-60	7.6
61-90	1.9
91-180	3.6
>180	9.0

ASSET ALLOCATION (% of Fund's net assets)

Tender Option Bond - 33.8
Variable Rate Demand Notes (VRDNs) - 33.3
Municipal Securities - 12.6
Commercial Paper - 8.4
Net Other Assets (Liabilities) - 11.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913802.101    275-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Tax-Exempt Money Market Fund Fidelity® Tax-Exempt Money Market Fund Premium Class : FZEXX

This annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 30	0.30%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$3,821,269,033
Number of Holdings	680
Total Advisory Fee	$9,586,302
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.9
8-30	2.0
31-60	7.6
61-90	1.9
91-180	3.6
>180	9.0

ASSET ALLOCATION (% of Fund's net assets)

Tender Option Bond - 33.8
Variable Rate Demand Notes (VRDNs) - 33.3
Municipal Securities - 12.6
Commercial Paper - 8.4
Net Other Assets (Liabilities) - 11.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913801.101    2737-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Tax-Exempt Money Market Fund Fidelity® Tax-Exempt Money Market Fund Daily Money Class : FDEXX

This annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 71	0.70%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$3,821,269,033
Number of Holdings	680
Total Advisory Fee	$9,586,302
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.9
8-30	2.0
31-60	7.6
61-90	1.9
91-180	3.6
>180	9.0

ASSET ALLOCATION (% of Fund's net assets)

Tender Option Bond - 33.8
Variable Rate Demand Notes (VRDNs) - 33.3
Municipal Securities - 12.6
Commercial Paper - 8.4
Net Other Assets (Liabilities) - 11.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913804.101    84-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Tax-Exempt Money Market Fund Fidelity® Tax-Exempt Money Market Fund Capital Reserves Class : FERXX

This annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 96	0.95%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$3,821,269,033
Number of Holdings	680
Total Advisory Fee	$9,586,302
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.9
8-30	2.0
31-60	7.6
61-90	1.9
91-180	3.6
>180	9.0

ASSET ALLOCATION (% of Fund's net assets)

Tender Option Bond - 33.8
Variable Rate Demand Notes (VRDNs) - 33.3
Municipal Securities - 12.6
Commercial Paper - 8.4
Net Other Assets (Liabilities) - 11.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913803.101    79-TSRA-1225

Item 2.

Code of Ethics

As of the end of the period, October 31, 2025, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Tax-Exempt Money Market Fund and Fidelity Treasury Money Market Fund (the “Fund(s)”):

Services Billed by PwC

October 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Exempt Money Market Fund	$33,900	$1,700	$2,200	$700
Fidelity Treasury Money Market Fund	$41,000	$2,000	$2,200	$800

October 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Exempt Money Market Fund	$33,100	$2,600	$2,100	$1,100
Fidelity Treasury Money Market Fund	$40,700	$3,000	$2,100	$1,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	October 31, 2025A	October 31, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2025A	October 31, 2024A
PwC	$13,761,200	$15,343,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Treasury Money Market Fund
Fidelity® Tax-Exempt Money Market Fund

Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Treasury Money Market Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Repurchase Agreements - 29.1%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 4.16%, dated 11/3/2025 due 11/4/2025 (b)	765,088,400	765,000,000
Investments in repurchase agreements in a joint trading account at 4.15%, dated 10/31/2025 due 11/3/2025 (Collateralized by U.S. Treasury Obligations)#	100,276,667	100,242,000
Investments in repurchase agreements in a joint trading account at 4.15%, dated 10/31/2025 due 11/3/2025 (Collateralized by U.S. Treasury Obligations)#	50,017,292	50,000,000
Repurchase Agreements*	12,020,371,727	12,007,596,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,922,838,000)		12,922,838,000

U.S. Treasury Obligations - 73.4%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/13/2026	3.89 to 3.90	637,500,000	632,523,478
US Treasury Bills 0% 1/15/2026	3.88 to 3.92	1,034,000,000	1,025,693,444
US Treasury Bills 0% 1/2/2026	3.90 to 4.24	1,095,000,000	1,087,505,421
US Treasury Bills 0% 1/20/2026	3.86 to 4.23	472,000,000	467,980,970
US Treasury Bills 0% 1/22/2026	3.85 to 4.21	539,000,000	534,276,004
US Treasury Bills 0% 1/27/2026	3.85 to 3.88	704,000,000	697,523,829
US Treasury Bills 0% 1/29/2026	3.89 to 4.22	140,000,000	138,629,262
US Treasury Bills 0% 1/6/2026	4.01 to 4.02	191,400,000	190,008,920
US Treasury Bills 0% 1/8/2026	3.89	450,000,000	446,727,500
US Treasury Bills 0% 10/29/2026	3.69	31,000,000	29,896,506
US Treasury Bills 0% 11/12/2025	4.04 to 4.29	845,000,000	843,938,849
US Treasury Bills 0% 11/13/2025	4.04 to 4.19	799,000,000	797,911,010
US Treasury Bills 0% 11/18/2025	4.04 to 4.29	553,000,000	551,940,792
US Treasury Bills 0% 11/20/2025	4.02 to 4.31	1,288,000,000	1,285,218,837
US Treasury Bills 0% 11/25/2025	3.96 to 4.39	529,000,000	527,598,887
US Treasury Bills 0% 11/28/2025	4.03 to 4.30	700,000,000	697,864,567
US Treasury Bills 0% 11/4/2025	4.24 to 4.27	493,000,000	492,827,975
US Treasury Bills 0% 12/11/2025	4.24 to 4.30	310,000,000	308,563,536
US Treasury Bills 0% 12/16/2025	3.98 to 4.16	1,144,800,000	1,139,052,774
US Treasury Bills 0% 12/18/2025	4.24 to 4.25	269,000,000	267,537,599
US Treasury Bills 0% 12/2/2025	3.98 to 4.28	660,400,000	658,124,167
US Treasury Bills 0% 12/23/2025	3.92 to 4.14	966,000,000	960,443,109
US Treasury Bills 0% 12/26/2025	4.13 to 4.18	93,000,000	92,418,441
US Treasury Bills 0% 12/30/2025	4.07 to 4.08	439,000,000	436,107,483
US Treasury Bills 0% 12/4/2025	4.30 to 4.31	62,000,000	61,757,804
US Treasury Bills 0% 12/9/2025	3.98 to 4.17	1,006,000,000	1,001,711,346
US Treasury Bills 0% 2/10/2026	3.82 to 3.84	565,000,000	559,011,640
US Treasury Bills 0% 2/12/2026	4.05 to 4.06	250,100,000	247,257,437
US Treasury Bills 0% 2/17/2026	3.86	450,000,000	444,856,500
US Treasury Bills 0% 2/19/2026	4.03	450,000,000	444,575,625
US Treasury Bills 0% 2/24/2026	3.78 to 3.79	532,000,000	525,651,265
US Treasury Bills 0% 2/3/2026	3.83 to 3.85	781,000,000	773,274,114
US Treasury Bills 0% 3/12/2026	3.82	232,000,000	228,836,699
US Treasury Bills 0% 3/19/2026	3.79 to 4.12	582,500,000	574,095,192
US Treasury Bills 0% 3/26/2026	3.78 to 3.81	78,000,000	76,831,381
US Treasury Bills 0% 3/3/2026	3.75 to 3.83	442,000,000	436,545,933
US Treasury Bills 0% 3/5/2026	4.02 to 4.05	68,000,000	67,074,051
US Treasury Bills 0% 4/2/2026	3.77 to 3.80	115,000,000	113,195,429
US Treasury Bills 0% 4/23/2026	3.73	220,000,000	216,130,567
US Treasury Bills 0% 4/9/2026	3.77	72,000,000	70,823,400
US Treasury Bills 0% 5/14/2026	4.09 to 4.11	325,000,000	318,106,264
US Treasury Bills 0% 7/9/2026	4.07 to 4.11	177,000,000	172,180,028
US Treasury Bills 0% 8/6/2026	3.91 to 4.12	124,000,000	120,351,810
US Treasury Notes 0.375% 1/31/2026	4.21 to 4.28	124,000,000	122,846,781
US Treasury Notes 0.375% 11/30/2025	4.43 to 4.45	82,000,000	81,744,128
US Treasury Notes 0.375% 12/31/2025	4.04 to 4.28	768,000,000	763,417,449
US Treasury Notes 0.5% 2/28/2026	4.13 to 4.17	228,000,000	225,369,124
US Treasury Notes 0.625% 7/31/2026	3.74 to 4.11	136,000,000	132,719,079
US Treasury Notes 0.75% 3/31/2026	4.10 to 4.16	212,000,000	209,147,503
US Treasury Notes 0.75% 4/30/2026	3.80 to 4.07	36,000,000	35,435,550
US Treasury Notes 0.75% 5/31/2026	3.81	27,000,000	26,532,144
US Treasury Notes 0.75% 8/31/2026	3.92 to 4.16	101,000,000	98,339,979
US Treasury Notes 0.875% 9/30/2026	3.85	21,000,000	20,446,686
US Treasury Notes 1.125% 10/31/2026	3.64	28,000,000	27,317,541
US Treasury Notes 1.375% 8/31/2026	3.93	11,000,000	10,773,308
US Treasury Notes 1.625% 2/15/2026	4.15	219,000,000	217,438,729
US Treasury Notes 1.625% 5/15/2026	4.03 to 4.07	115,000,000	113,554,577
US Treasury Notes 1.875% 7/31/2026	4.01	4,000,000	3,938,357
US Treasury Notes 2.125% 5/31/2026	4.02	5,000,000	4,946,876
US Treasury Notes 2.25% 3/31/2026	4.13	12,000,000	11,910,084
US Treasury Notes 2.5% 2/28/2026	4.13	12,000,000	11,938,091
US Treasury Notes 2.625% 12/31/2025	4.29	24,000,000	23,936,246
US Treasury Notes 3 month U.S. Treasury Bill + 0.098%, 3.8635% 1/31/2027 (d)(e)	3.86 to 3.87	1,436,952,600	1,436,958,688
US Treasury Notes 3 month U.S. Treasury Bill + 0.15%, 3.9155% 4/30/2026 (d)(e)	3.91 to 3.92	1,778,000,000	1,777,937,234
US Treasury Notes 3 month U.S. Treasury Bill + 0.159%, 3.9245% 7/31/2027 (d)(e)	3.92 to 3.93	919,000,000	918,622,779
US Treasury Notes 3 month U.S. Treasury Bill + 0.16%, 3.9255% 4/30/2027 (d)(e)	3.92 to 3.93	733,000,000	732,949,555
US Treasury Notes 3 month U.S. Treasury Bill + 0.182%, 3.9475% 7/31/2026 (d)(e)	3.95	1,426,000,000	1,425,326,634
US Treasury Notes 3 month U.S. Treasury Bill + 0.19%, 3.9555% 10/31/2027 (d)(e)	3.96	350,000,000	350,000,000
US Treasury Notes 3 month U.S. Treasury Bill + 0.205%, 3.9705% 10/31/2026 (d)(e)	3.97	1,084,000,000	1,084,354,911
US Treasury Notes 3 month U.S. Treasury Bill + 0.245%, 4.0105% 1/31/2026 (d)(e)	4.00 to 4.01	961,000,000	961,145,803
US Treasury Notes 3.75% 8/31/2026	3.96	19,000,000	18,967,192
US Treasury Notes 4% 2/15/2026	4.29	8,000,000	7,993,425
US Treasury Notes 4.125% 10/31/2026	3.64	14,000,000	14,066,541
US Treasury Notes 4.125% 6/15/2026	4.13 to 4.16	91,000,000	90,993,390
US Treasury Notes 4.25% 1/31/2026	4.28	78,000,000	77,993,631
US Treasury Notes 4.25% 12/31/2025	4.26 to 4.31	210,000,000	209,985,190
US Treasury Notes 4.375% 7/31/2026	3.75 to 4.08	120,000,000	120,456,901
US Treasury Notes 4.5% 3/31/2026	4.11 to 4.16	299,000,000	299,455,577
US Treasury Notes 4.625% 2/28/2026	4.13 to 4.17	43,000,000	43,065,742
US Treasury Notes 4.625% 3/15/2026	4.11	8,000,000	8,014,556
US Treasury Notes 4.625% 6/30/2026	3.77	8,000,000	8,044,177
US Treasury Notes 4.875% 11/30/2025	4.38	84,000,000	84,031,828
US Treasury Notes 4.875% 4/30/2026	4.04	20,500,000	20,582,316
US Treasury Notes 4.875% 5/31/2026	4.04 to 4.06	39,000,000	39,178,977
TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,634,457,124)			32,634,457,124

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $45,557,295,124)	45,557,295,124
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(1,095,185,113)
NET ASSETS - 100.0%	44,462,110,011

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.17	10/31/2025	11/3/2025	57,000,000	57,019,808	U.S. Treasuries (including strips)	1.38 - 4.63	11/30/2030 - 5/15/2035	58,160,219
BNP Paribas, SA	4.13	10/3/2025	11/3/2025	292,000,000	293,038,466	U.S. Treasuries (including strips)	0.00 - 6.63	11/30/2025 - 8/15/2055	298,899,496
Bank of Montreal	4.01	10/29/2025	11/12/2025	31,000,000	31,048,343	U.S. Treasuries (including strips)	1.25 - 4.63	4/30/2026 - 11/15/2054	31,939,127
Bank of Montreal	4.10	10/10/2025	11/7/2025	13,000,000	13,041,456	U.S. Treasuries (including strips)	1.25 - 4.63	11/30/2026 - 8/15/2045	13,296,279
Bank of Montreal	4.02	10/30/2025	11/6/2025	6,000,000	6,004,690	U.S. Treasuries (including strips)	1.25 - 4.63	11/30/2026 - 5/15/2054	6,180,778
Barclays Bank PLC	4.15	10/31/2025	11/3/2025	1,527,596,000	1,528,124,294	U.S. Treasuries (including strips)	0.00 - 6.13	11/30/2025 - 2/15/2045	1,558,686,780
BofA Securities, Inc.	3.87	10/27/2025	1/27/2026	44,000,000	44,435,160	U.S. Treasuries (including strips)	3.50	9/30/2029	44,913,858
BofA Securities, Inc.	4.17	9/3/2025	12/3/2025	25,000,000	25,263,521	U.S. Treasuries (including strips)	2.88	5/15/2032	25,680,239
BofA Securities, Inc.	4.02	10/24/2025	11/24/2025	8,000,000	8,027,693	U.S. Treasuries (including strips)	1.25	4/30/2028	8,169,125
Canadian Imperial Bank of Commerce	4.06	10/15/2025	11/17/2025	11,000,000	11,040,938	U.S. Treasuries (including strips)	0.88 - 5.00	1/31/2027 - 8/15/2055	11,244,298
Canadian Imperial Bank of Commerce	4.10	10/7/2025	11/7/2025	49,000,000	49,172,997	U.S. Treasuries (including strips)	0.00 - 5.00	11/12/2025 - 5/15/2054	50,186,991
Canadian Imperial Bank of Commerce	4.21	9/2/2025	11/3/2025	56,000,000	56,406,031	U.S. Treasuries (including strips)	0.00 - 4.63	12/4/2025 - 5/15/2043	57,534,161
Canadian Imperial Bank of Commerce	4.13	10/1/2025	11/3/2025	8,000,000	8,030,287	U.S. Treasuries (including strips)	0.00 - 4.50	6/11/2026 - 5/15/2043	8,190,943
Citigroup Global Capital Markets Inc	4.11(f)	10/22/2025	12/23/2025	97,000,000	97,686,599	U.S. Treasuries (including strips)	0.00 - 3.96	10/1/2026 - 11/15/2044	99,080,795
Fixed Income Clearing Corp - BNP	4.15	10/31/2025	11/3/2025	651,000,000	651,225,137	U.S. Treasuries (including strips)	1.13 - 5.00	2/28/2027 - 2/15/2055	664,249,676
Fixed Income Clearing Corp - BNP	4.15	10/31/2025	11/3/2025	803,000,000	803,277,704	U.S. Treasuries (including strips)	0.50 - 4.63	5/31/2027 - 2/15/2055	819,343,259
Fixed Income Clearing Corp - BNYM	4.15	10/31/2025	11/3/2025	983,000,000	983,339,954	U.S. Treasuries (including strips)	1.63	10/15/2029	1,002,660,021
Fixed Income Clearing Corp - CIBC	4.16	10/31/2025	11/3/2025	98,000,000	98,033,973	U.S. Treasuries (including strips)	3.38	9/15/2028	99,967,940
Fixed Income Clearing Corp - CIBC	4.16	10/31/2025	11/3/2025	13,000,000	13,004,507	U.S. Treasuries (including strips)	3.63	3/31/2028	13,259,956
Fixed Income Clearing Corp - Citi	4.16	10/31/2025	11/3/2025	557,000,000	557,193,093	U.S. Treasuries (including strips)	0.00 - 4.75	4/30/2026 - 2/15/2055	568,336,966
Fixed Income Clearing Corp - Credit Agricole	4.07	10/31/2025	11/3/2025	762,000,000	762,258,445	U.S. Treasuries (including strips)	1.50 - 3.88	1/31/2027 - 7/31/2030	780,750,910
Fixed Income Clearing Corp - Goldman	4.02	10/30/2025	11/6/2025	80,000,000	80,062,533	U.S. Treasuries (including strips)	0.50	4/30/2027 - 10/31/2027	81,627,360
Fixed Income Clearing Corp - Goldman	4.15	10/31/2025	11/3/2025	676,000,000	676,233,783	U.S. Treasuries (including strips)	0.00 - 4.25	11/4/2025 - 8/15/2035	689,758,528
Fixed Income Clearing Corp - Goldman	4.15	10/31/2025	11/3/2025	1,335,000,000	1,335,461,687	U.S. Treasuries (including strips)	3.38 - 3.63	9/15/2028 - 9/30/2031	1,362,171,001
Fixed Income Clearing Corp - ING	4.16	10/31/2025	11/3/2025	229,000,000	229,079,387	U.S. Treasuries (including strips)	2.75 - 4.38	12/31/2029 - 8/15/2032	234,242,261
Fixed Income Clearing Corp - Mizuho	4.16	10/31/2025	11/3/2025	281,000,000	281,097,413	U.S. Treasuries (including strips)	1.25 - 4.63	5/31/2028 - 2/15/2035	286,719,370
Fixed Income Clearing Corp - Natixis	4.18	10/31/2025	11/3/2025	228,000,000	228,079,420	U.S. Treasuries (including strips)	2.75 - 3.50	7/31/2027 - 9/30/2029	232,561,856
Fixed Income Clearing Corp - Natwest	4.16	10/31/2025	11/3/2025	3,000,000	3,001,040	U.S. Treasuries (including strips)	4.25	11/15/2034	3,061,155
Fixed Income Clearing Corp - Nomura	4.16	10/31/2025	11/3/2025	306,000,000	306,106,080	U.S. Treasuries (including strips)	0.50 - 4.13	1/31/2027 - 4/30/2030	312,228,238
Fixed Income Clearing Corp - State Street Bank	4.15	10/31/2025	11/3/2025	874,000,000	874,302,258	U.S. Treasuries (including strips)	3.88 - 4.00	12/15/2027 - 12/31/2027	891,498,843
HSBC Securities Inc (USA)	4.12	10/28/2025	11/4/2025	64,000,000	64,051,271	U.S. Treasuries (including strips)	1.13 - 4.75	5/15/2026 - 2/15/2041	65,324,852
ING Financial Markets LLC	4.15	10/28/2025	11/4/2025	6,000,000	6,004,842	U.S. Treasuries (including strips)	0.00	2/19/2026	6,124,250
JP Morgan Securities, LLC	4.06(f)	10/23/2025	11/24/2025	918,000,000	921,312,960	U.S. Treasuries (including strips)	2.63	2/15/2029	937,565,836
Lloyds Bank Corp Mrkts	4.10	10/31/2025	11/7/2025	43,000,000	43,034,281	U.S. Treasuries (including strips)	1.38 - 4.63	11/15/2026 - 8/15/2044	43,874,998
Lloyds Bank Corp Mrkts	4.04	10/30/2025	11/6/2025	26,000,000	26,020,424	U.S. Treasuries (including strips)	1.38 - 4.63	3/31/2026 - 11/15/2051	26,531,973
Lloyds Bank Corp Mrkts	4.05	10/29/2025	11/5/2025	26,000,000	26,020,475	U.S. Treasuries (including strips)	0.38 - 4.63	3/31/2026 - 5/15/2033	26,534,985
Lloyds Bank PLC	4.09	9/26/2025	12/19/2025	10,000,000	10,095,433	U.S. Treasuries (including strips)	1.25 - 4.38	8/15/2027 - 5/15/2034	10,244,133
Lloyds Bank PLC	4.09	10/6/2025	12/8/2025	11,000,000	11,078,732	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 5/15/2034	11,255,775
Lloyds Bank PLC	4.26	8/28/2025	11/28/2025	21,000,000	21,228,620	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 5/15/2034	21,589,857
Lloyds Bank PLC	4.28	8/26/2025	11/26/2025	21,000,000	21,229,694	U.S. Treasuries (including strips)	0.50 - 4.50	4/30/2027 - 11/15/2033	21,595,718
Lloyds Bank PLC	4.13	9/26/2025	11/26/2025	21,000,000	21,146,959	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 8/15/2034	21,513,460
Lloyds Bank PLC	4.13	9/24/2025	11/24/2025	10,000,000	10,069,980	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 5/15/2034	10,246,811
Lloyds Bank PLC	4.29	8/20/2025	11/20/2025	11,000,000	11,120,596	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 5/15/2034	11,320,310
Lloyds Bank PLC	4.32	8/7/2025	11/7/2025	20,000,000	20,220,800	U.S. Treasuries (including strips)	0.50 - 4.50	4/30/2027 - 11/15/2033	20,615,497
MUFG Securities (Canada), Ltd.	4.02	10/30/2025	11/6/2025	16,000,000	16,012,507	U.S. Treasuries (including strips)	0.00 - 4.75	4/30/2026 - 5/15/2053	16,327,317
MUFG Securities EMEA PLC	4.26	8/7/2025	11/7/2025	101,000,000	102,099,554	U.S. Treasuries (including strips)	3.63 - 4.88	5/31/2026 - 11/15/2033	104,024,644
MUFG Securities EMEA PLC	4.13	10/6/2025	11/6/2025	66,000,000	66,234,722	U.S. Treasuries (including strips)	0.50 - 3.88	8/31/2027 - 9/30/2031	67,492,949
MUFG Securities EMEA PLC	4.16	10/31/2025	11/3/2025	57,000,000	57,019,760	U.S. Treasuries (including strips)	3.38 - 3.88	5/15/2043 - 5/15/2044	58,141,999
Mizuho Bank, Ltd.	4.16	10/31/2025	11/3/2025	16,000,000	16,005,547	U.S. Treasuries (including strips)	1.63	5/15/2031	16,311,949
NatWest Market Securities Inc	4.11	10/28/2025	11/4/2025	63,000,000	63,050,348	U.S. Treasuries (including strips)	4.50	5/31/2029	64,304,097
Norinchukin Bank	4.02	10/30/2025	11/6/2025	21,000,000	21,016,415	U.S. Treasuries (including strips)	4.13	11/30/2031	21,422,429
Norinchukin Bank	4.13	10/28/2025	11/4/2025	21,000,000	21,016,864	U.S. Treasuries (including strips)	4.13	11/30/2031	21,427,391
SMBC Nikko Securities America Inc	4.16	10/31/2025	11/3/2025	145,000,000	145,050,267	U.S. Treasuries (including strips)	2.88 - 4.25	12/31/2026 - 10/31/2032	147,951,317
Societe Generale	4.10	10/31/2025	11/7/2025	129,000,000	129,102,842	U.S. Treasuries (including strips)	2.25	8/15/2046	132,915,437
Sumitomo Mitsui Banking Corp	4.06	10/29/2025	11/12/2025	8,000,000	8,012,631	U.S. Treasuries (including strips)	4.38 - 4.50	8/31/2028 - 2/15/2036	8,182,961
US Bancorp Inv	4.19	10/31/2025	11/3/2025	53,000,000	53,018,506	U.S. Treasuries (including strips)	0.50 - 2.88	11/30/2025 - 3/31/2028	54,078,962
Total Repurchase Agreements				12,007,596,000	12,020,371,727				12,261,520,336

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$100,242,000 due 11/03/2025 at 4.15%
Citigroup Global Capital Markets Inc	100,242,000
100,242,000
$50,000,000 due 11/03/2025 at 4.15%
Citigroup Global Capital Markets Inc	50,000,000
50,000,000
Fidelity® Treasury Money Market Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including repurchase agreements of $12,922,838,000) - See accompanying schedule: Unaffiliated issuers (cost $45,557,295,124)		$45,557,295,124
Cash		178,609,733
Receivable for fund shares sold		375,659,697
Interest receivable		22,786,928
Prepaid expenses		42,107
Other receivables		583,348
Total assets		46,134,976,937
Liabilities
Payable for investments purchased	$1,271,416,892
Payable for fund shares redeemed	349,399,337
Distributions payable	33,672,182
Accrued management fee	9,273,217
Distribution and service plan fees payable	1,752,184
Other affiliated payables	6,643,673
Other payables and accrued expenses	709,441
Total liabilities		1,672,866,926
Net Assets		$44,462,110,011
Net Assets consist of:
Paid in capital		$44,461,628,677
Total accumulated earnings (loss)		481,334
Net Assets		$44,462,110,011

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value, offering price and redemption price per share ($2,290,210,640 ÷ 2,289,337,301 shares)		$1.00
Daily Money Class :
Net Asset Value, offering price and redemption price per share ($3,653,444,765 ÷ 3,652,863,514 shares)		$1.00
Advisor C Class :
Net Asset Value and offering price per share ($65,937,278 ÷ 65,924,260 shares)		$1.00
Fidelity Treasury Money Market Fund :
Net Asset Value, offering price and redemption price per share ($38,452,517,328 ÷ 38,452,187,066 shares)		$1.00
Statement of Operations
Year ended October 31, 2025
Investment Income
Interest		$2,036,208,512
Expenses
Management fee	$115,740,892
Transfer agent fees	75,909,915
Distribution and service plan fees	20,851,383
Accounting fees and expenses	1,838,631
Custodian fees and expenses	287,078
Independent trustees' fees and expenses	114,597
Registration fees	2,661,260
Audit fees	49,597
Legal	37,811
Miscellaneous	101,816
Total expenses before reductions	217,592,980
Expense reductions	(646,023)
Total expenses after reductions		216,946,957
Net Investment income (loss)		1,819,261,555
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	263,702
Total net realized gain (loss)		263,702
Net increase in net assets resulting from operations		$1,819,525,257
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,819,261,555	$2,244,546,712
Net realized gain (loss)	263,702	11,323
Net increase in net assets resulting from operations	1,819,525,257	2,244,558,035
Distributions to shareholders	(1,819,046,908)	(2,244,407,169)

Share transactions - net increase (decrease)	(4,287,652,027)	4,739,075,855
Total increase (decrease) in net assets	(4,287,173,678)	4,739,226,721

Net Assets
Beginning of period	48,749,283,689	44,010,056,968
End of period	$44,462,110,011	$48,749,283,689

Financial Highlights
Fidelity® Treasury Money Market Fund Capital Reserves Class

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.034	.044	.039	.005	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.034	.044	.039	.005	- B
Distributions from net investment income	(.034)	(.044)	(.039)	(.005)	- B
Total distributions	(.034)	(.044)	(.039)	(.005)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.51%	4.48%	3.96%	.50%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.96%	.96%	.97%	.96%	.97%
Expenses net of fee waivers, if any	.95%	.95%	.95%	.52%	.08%
Expenses net of all reductions, if any	.95%	.95%	.95%	.52%	.08%
Net investment income (loss)	3.45%	4.38%	3.93%	.46%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,290,211	$2,182,243	$1,844,255	$1,486,982	$1,485,952

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Treasury Money Market Fund Daily Money Class

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.037	.046	.041	.006	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.037	.046	.041	.006	- B
Distributions from net investment income	(.037)	(.046)	(.041)	(.006)	- B
Total distributions	(.037)	(.046)	(.041)	(.006)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.76%	4.74%	4.22%	.61%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.71%	.71%	.72%	.71%	.71%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.42%	.08%
Expenses net of all reductions, if any	.70%	.70%	.70%	.42%	.08%
Net investment income (loss)	3.70%	4.63%	4.18%	.56%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,653,445	$3,499,159	$2,949,844	$1,920,968	$1,826,591

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Treasury Money Market Fund Advisor C Class

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.030	.039	.034	.003	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.030	.039	.034	.003	- B
Distributions from net investment income	(.030)	(.039)	(.034)	(.003)	- B
Total distributions	(.030)	(.039)	(.034)	(.003)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.99%	3.96%	3.44%	.32%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	1.46%	1.46%	1.47%	1.46%	1.47%
Expenses net of fee waivers, if any	1.45%	1.45%	1.45%	.81%	.08%
Expenses net of all reductions, if any	1.45%	1.45%	1.45%	.81%	.08%
Net investment income (loss)	2.95%	3.88%	3.43%	.17%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$65,937	$75,560	$104,693	$122,176	$77,181

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Treasury Money Market Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.040	.049	.044	.007	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.040	.049	.044	.007	- B
Distributions from net investment income	(.040)	(.049)	(.044)	(.007)	- B
Total distributions	(.040)	(.049)	(.044)	(.007)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.05%	5.03%	4.51%	.75%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.42%	.42%	.28%	.08%
Expenses net of all reductions, if any	.42%	.42%	.42%	.28%	.08%
Net investment income (loss)	3.98%	4.91%	4.46%	.70%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$38,452,517	$42,992,322	$39,111,265	$29,417,542	$30,315,397

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Tax-Exempt Money Market Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 12.6%
	Principal Amount (a)	Value ($)
Arizona - 0.0%
Health Care - 0.0%
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2026	530,000	531,169
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (b)	400,000	403,678
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	350,000	354,376
		1,289,223
TOTAL ARIZONA		1,289,223
Colorado - 0.2%
Escrowed/Pre-Refunded - 0.1%
Colorado Health Facilities Authority 5% tender 11/15/2048 (b)	1,560,000	1,561,348
General Obligations - 0.1%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2025	2,900,000	2,905,849
Colorado St Ed Ln Prog TRAN (Colorado St Proj.) 5% 6/30/2026	685,000	695,189
Denver CO Cty & Cnty Sch Dis 1 Series 2025A, 5% 12/1/2025	350,000	350,556
		3,951,594
Health Care - 0.0%
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	1,300,000	1,324,320
Transportation - 0.0%
Denver CO City & Cnty Arpt 5% 11/15/2025	1,250,000	1,250,817
TOTAL COLORADO		8,088,079
Connecticut - 0.6%
Education - 0.0%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2048 (b)	610,000	609,287
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	260,000	259,837
		869,124
General Obligations - 0.6%
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2026	550,000	555,696
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2026	900,000	905,578
Ledyard CT BAN 3.75% 8/11/2026	2,500,000	2,516,949
Middlefield Conn Gen. Oblig. BAN 4% 10/14/2026	2,600,000	2,634,948
New London CT BAN 4% 3/12/2026	400,000	401,670
Regional Sch Dist No 13 CT BAN 3.5% 10/21/2026	4,200,000	4,237,701
Stratford CT Gen. Oblig. BAN 4% 1/28/2026	4,000,000	4,008,790
Watertown CT Gen. Oblig. BAN 3.5% 10/28/2026	8,400,000	8,480,225
		23,741,557
TOTAL CONNECTICUT		24,610,681
District Of Columbia - 0.1%
Special Tax - 0.1%
District Columbia Income Tax Rev 5% 6/1/2026	5,300,000	5,360,592
Florida - 0.1%
General Obligations - 0.1%
Miami-Dade Cnty FL Sch Dist TAN Series 2025, 4% 1/7/2026	1,500,000	1,503,043
Health Care - 0.0%
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 5% 8/15/2026	600,000	609,792
TOTAL FLORIDA		2,112,835
Georgia - 0.8%
General Obligations - 0.8%
Cobb Cnty GA Schl Dist TAN Series 2025, 4% 12/15/2025	845,000	845,822
Fulton CO GA TAN Series 2025, 4% 12/30/2025	30,595,000	30,643,525
		31,489,347
TOTAL GEORGIA		31,489,347
Hawaii - 0.0%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2025 E, 5% 7/1/2026	655,000	665,474
Idaho - 0.0%
Health Care - 0.0%
Idaho Health Facilities Authority (Trinity Health Proj.) Series 2013ID, 3% tender 12/1/2048 (b)	1,885,000	1,885,000
Illinois - 1.4%
General Obligations - 1.1%
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	800,000	819,734
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	900,000	913,057
Illinois St Gen. Oblig. 5% 2/1/2026	2,900,000	2,912,247
Illinois St Gen. Oblig. 5% 3/1/2026	2,110,000	2,123,282
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2026	600,000	601,554
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2025	275,000	275,359
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2026	1,800,000	1,839,877
Illinois St Gen. Oblig. Series 2017 B, 5% 12/1/2026	900,000	919,939
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2025	17,875,000	17,875,000
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	2,670,000	2,727,150
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2026	3,000,000	3,020,184
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2025	900,000	901,407
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	250,000	252,994
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2026	965,000	970,994
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2026	2,135,000	2,164,190
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2026	1,300,000	1,326,642
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2026	235,000	239,456
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2026	2,250,000	2,261,379
		42,144,445
Health Care - 0.3%
Illinois Fin Auth Rev (Advocate Health Care Network Proj.) SIFMA Municipal Swap Index + 0.3%, 3.52% tender 4/1/2051 (b)(c)	10,510,000	10,510,000
TOTAL ILLINOIS		52,654,445
Indiana - 0.0%
General Obligations - 0.0%
Indiana St Fin Auth Rev (Indianapolis-Marion Cnty Ind Pub Libr Proj.) Series 2025A, 5% 2/1/2026 (Indiana St Guaranteed)	1,500,000	1,506,866
Kentucky - 0.1%
General Obligations - 0.1%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2025 B, 5% 9/1/2026 (d)	600,000	610,872
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2025A, 5% 9/1/2026 (d)	700,000	712,684
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2026	1,900,000	1,915,643
		3,239,199
TOTAL KENTUCKY		3,239,199
Maryland - 0.2%
General Obligations - 0.0%
State of Maryland Gen. Oblig. Series 2020 FIRST A, 5% 3/15/2026	240,000	241,645
Health Care - 0.2%
Montgomery Cnty MD Rev (Trinity Health Proj.) Series 2013 MD, 2.9% tender 12/1/2041 (b)	4,100,000	4,100,001
Special Tax - 0.0%
Maryland St Dept Transn Cons Series 2018, 5% 10/1/2026	1,700,000	1,737,505
TOTAL MARYLAND		6,079,151
Massachusetts - 0.5%
General Obligations - 0.5%
Hopkinton MA BAN 4% 6/10/2026	13,300,000	13,378,113
Lenox MA Gen. Oblig. BAN 4% 1/22/2026	4,100,000	4,108,667
		17,486,780
TOTAL MASSACHUSETTS		17,486,780
Michigan - 0.3%
Health Care - 0.3%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 3.47% tender 1/15/2047 (b)(c)	8,570,000	8,570,000
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	1,915,000	1,931,338
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2025	335,000	335,471
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2013MI 1, 2.9% tender 12/1/2034 (b)	2,500,000	2,500,000
		13,336,809
TOTAL MICHIGAN		13,336,809
Minnesota - 0.0%
General Obligations - 0.0%
Minnesota St Gen. Oblig. 5% 8/1/2026	350,000	356,217
Minnesota St Gen. Oblig. Series 2024A, 5% 8/1/2026	590,000	600,389
		956,606
TOTAL MINNESOTA		956,606
Nevada - 0.1%
General Obligations - 0.1%
Clark Cnty NV School Dist Gen. Oblig. Series 2016 F, 3% 6/15/2026	500,000	500,000
Clark Cnty NV School Dist Series 2020 B, 5% 6/15/2026	555,000	561,557
Clark Cnty NV School Dist Series 2025A, 5% 6/15/2026	1,195,000	1,208,899
		2,270,456
TOTAL NEVADA		2,270,456
New Jersey - 3.5%
General Obligations - 3.5%
Burlington Cnty N J Gen. Oblig. BAN Series 2025A, 4% 6/17/2026	9,300,000	9,351,819
Cedar Grove Twp NJ Gen. Oblig. BAN Series 2025, 4% 6/24/2026	3,000,000	3,016,289
Edison Twp NJ Gen. Oblig. BAN Series 2025, 4% 11/5/2026 (d)	7,700,000	7,811,881
Essex Cnty NJ Impt Auth Lease Gen. Oblig. RAN Series 2025, 5% 3/17/2026	3,900,000	3,928,482
Freehold Township NJ Gen. Oblig. BAN Series 2025B, 3.5% 10/19/2026	8,100,000	8,168,460
Hazlet Twp NJ Gen. Oblig. BAN Series 2025 A, 3.5% 11/4/2026 (d)	3,700,000	3,733,078
Hoboken NJ BAN 4% 3/10/2026	700,000	701,289
Hudson Cnty NJ Impt Auth Lease Rev RAN Series B 1, 4% 6/24/2026	5,700,000	5,735,622
Jefferson Twp NJ Gen. Oblig. BAN 4% 6/12/2026	3,200,000	3,216,872
Lakewood NJ Tan Gen. Oblig. BAN Series 2024, 4% 12/18/2025	3,600,000	3,604,041
Montville Township Morris Cnty NJ Gen. Oblig. BAN 4% 11/4/2025	2,258,000	2,258,157
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2017 DDD, 5% 6/15/2026	1,175,000	1,188,360
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	6,905,000	6,938,081
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2026	1,100,000	1,112,594
New Jersey St Gen. Oblig. 5% 6/1/2026	2,175,000	2,199,022
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2025	5,700,000	5,709,932
North Brunswick Twp NJ Gen. Oblig. BAN Series 2025A, 4% 7/6/2026	15,500,000	15,602,866
Passaic Cnty NJ Gen. Oblig. BAN 3.5% 10/29/2026	6,430,000	6,490,302
Scotch Plains Twp NJ Gen. Oblig. BAN 3.75% 8/25/2026	1,300,000	1,307,489
Scotch Plains Twp NJ Gen. Oblig. BAN 4% 1/16/2026	1,960,000	1,962,563
Stafford Twp NJ Gen. Oblig. BAN Series 2025A, 3.5% 10/20/2026	9,600,000	9,687,831
Upper Saddle River NJ BAN 4% 3/20/2026	2,200,000	2,206,652
Vernon Twp NJ Ban Gen. Oblig. BAN 3.75% 8/21/2026	2,488,000	2,507,433
Verona Twp NJ Gen. Oblig. BAN Series 2025B, 3.5% 10/21/2026	2,073,000	2,091,014
West Caldwell Twp NJ Gen. Oblig. BAN 3.75% 9/2/2026	2,982,000	3,009,908
West Milford Township NJ Gen. Oblig. BAN 3.75% 9/11/2026	3,750,185	3,784,415
Westfield NJ Gen. Oblig. BAN 4% 11/6/2026 (d)	2,600,000	2,624,388
Wood-Ridge Boro NJ BAN 4% 5/14/2026	4,900,000	4,920,187
Woodcliff Lake NJ Gen. Oblig. BAN 3.75% 9/18/2026	2,200,000	2,216,929
		127,085,956
Housing - 0.0%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	1,800,000	1,799,107
TOTAL NEW JERSEY		128,885,063
New York - 1.5%
General Obligations - 1.5%
Burnt Hills Ballston Lake NY Cent Sch Dist BAN Series 2025, 4% 6/18/2026	8,300,000	8,342,909
Eastchester NY Un Free Sch Dis BAN Series 2025, 4% 1/23/2026	4,100,000	4,109,323
Newburgh N Y Enlarged City Schdist BAN Series 2025, 4% 6/24/2026	22,100,000	22,224,075
Niagara-Wheatfield NY Csd BAN 4% 6/25/2026	3,315,000	3,332,662
South Colonie NY Cent Sch Dist BAN Series 2025A, 4% 7/9/2026	16,300,000	16,403,940
		54,412,909
TOTAL NEW YORK		54,412,909
North Carolina - 0.1%
General Obligations - 0.1%
State of North Carolina Gen. Oblig. Series 2025B, 5% 5/1/2026 (d)	1,100,000	1,111,737
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2026	4,000,000	4,035,248
		5,146,985
TOTAL NORTH CAROLINA		5,146,985
Ohio - 0.8%
General Obligations - 0.5%
Blue Ash OH Gen. Oblig. BAN Series 2025, 3.75% 3/24/2026	3,100,000	3,108,001
Cuyahoga Cnty OH Gen. Oblig. BAN 4.25% 5/4/2026	2,600,000	2,613,864
Delaware OH BAN 3.75% 4/16/2026	1,100,000	1,102,955
Hamilton OH Gen. Oblig. BAN Series 2024, 4% 12/17/2025	900,000	901,012
Huber Heights OH Gen. Oblig. BAN Series 2025, 5% 6/25/2026	3,500,000	3,539,008
Lakewood OH Gen. Oblig. BAN 4% 4/9/2026	2,000,000	2,007,601
Monroe OH Loc Sch Dist BAN 4.125% 12/3/2025	900,000	900,469
Monroe OH Loc Sch Dist BAN Series 2025, 3.875% 12/4/2025	1,000,000	1,000,594
New Albany Ohio Gen. Oblig. BAN 3.75% 6/4/2026	1,400,000	1,408,918
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series 2025A, 5% 10/1/2026	605,000	618,521
Springfield OH BAN 3.625% 3/25/2026	1,300,000	1,302,859
State of Ohio Gen. Oblig. Series 2018 A, 5% 2/1/2026	345,000	346,610
State of Ohio Gen. Oblig. Series X, 5% 5/1/2026	1,000,000	1,010,039
Wyoming OH Gen. Oblig. BAN 4% 10/13/2026	1,100,000	1,114,220
		20,974,671
Health Care - 0.1%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	425,000	431,233
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2013OH, 3% tender 12/1/2046 (b)	3,400,000	3,400,000
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2026	350,000	351,117
		4,182,350
Resource Recovery - 0.2%
Central OH Solid Waste Auth Gen. Oblig. BAN 4% 10/28/2026 (d)	3,600,000	3,645,540
Water & Sewer - 0.0%
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2015 A, 5% 12/1/2025	365,000	365,585
TOTAL OHIO		29,168,146
Oregon - 0.1%
General Obligations - 0.0%
Oregon St Gen. Oblig. Series 2025 K, 5% 11/1/2026 (d)	1,000,000	1,023,640
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5% 4/1/2026	4,400,000	4,431,388
TOTAL OREGON		5,455,028
Pennsylvania - 0.0%
General Obligations - 0.0%
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2026	1,415,000	1,434,411
Pennsylvania St Gen. Oblig. Series 2016, 5% 9/15/2026	200,000	203,729
		1,638,140
TOTAL PENNSYLVANIA		1,638,140
Rhode Island - 0.2%
General Obligations - 0.2%
Barrington RI BAN 4% 5/28/2026	3,000,000	3,014,743
South Kingston RI BAN Series 2025 I, 4% 6/25/2026	3,200,000	3,219,668
		6,234,411
TOTAL RHODE ISLAND		6,234,411
South Carolina - 0.8%
General Obligations - 0.8%
Charleston County School District BAN 5% 5/7/2026	15,000,000	15,141,560
Charleston Edl Excellence Fing Corp SC Installment Pur Rev (Charleston County School District Proj.) 5% 12/1/2025	515,000	515,651
Richland Cnty SC Sch Dist #1 BAN Series 2025, 4% 3/2/2026	4,700,000	4,713,988
York Cnty SC Sch Dist No 4 Fort Mill BAN 4% 10/7/2026	9,500,000	9,631,235
		30,002,434
TOTAL SOUTH CAROLINA		30,002,434
Tennessee - 0.1%
Escrowed/Pre-Refunded - 0.1%
Tennessee St Sch Bd Auth Series 2015B, 5% 11/1/2034 (Pre-refunded to 11/1/2025 at 100)	1,300,000	1,300,000
Tennessee St Sch Bd Auth Series 2015B, 5% 11/1/2035 (Pre-refunded to 11/1/2025 at 100)	620,000	620,000
		1,920,000
TOTAL TENNESSEE		1,920,000
Texas - 0.8%
Education - 0.1%
Texas A&M Univ Revs Series 2024A, 5% 5/15/2026	365,000	369,235
Texas St Univ Sys Fing Rev Series 2024, 5% 3/15/2026	4,335,000	4,360,629
		4,729,864
General Obligations - 0.7%
Birdville TX Indpt Sch Dist Series 2024, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,615,000	1,623,963
Dallas TX ISD 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	300,000	301,856
Dallas TX ISD Series 2021 A, 4% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	900,000	902,948
Del Valle Tex Indpt Sch Dist 5% 6/15/2026 (Permanent Sch Fund of Texas Guaranteed)	620,000	628,755
Hays TX Cons Indpt Schl Dist Series 2025, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	200,000	201,178
Houston TX Gen. Oblig. Series 2016 A, 5% 3/1/2026	340,000	342,721
Houston TX Indpt Sch Dist 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	7,500,000	7,536,049
Houston TX TRAN 4% 6/30/2026	2,100,000	2,119,070
Houston TX TRAN Series 2025, 5% 6/30/2026	4,200,000	4,265,469
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	780,000	785,115
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2026	2,205,000	2,213,876
Travis Cnty TX Gen. Oblig. Series 2025, 5% 3/1/2026	3,300,000	3,320,876
Williamson Cnty Tex Gen. Oblig. Series 2025, 5% 2/15/2026	1,460,000	1,468,167
		25,710,043
Health Care - 0.0%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 12/1/2025	1,100,000	1,101,694
Water & Sewer - 0.0%
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2025	600,000	600,406
TOTAL TEXAS		32,142,007
Utah - 0.0%
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	150,000	152,137
Virginia - 0.0%
General Obligations - 0.0%
County of Loudoun VA Gen. Oblig. Series 2025A, 5% 12/1/2025	1,000,000	1,001,611
Washington - 0.1%
Escrowed/Pre-Refunded - 0.0%
Pierce Cnty WA Sch Dst No 10 Tacoma Series 2015, 5% 12/1/2039 (Pre-refunded to 12/1/2025 at 100)	1,955,000	1,958,398
General Obligations - 0.1%
State of Washington Gen. Oblig. Series R 2020C, 5% 7/1/2026	1,670,000	1,696,137
State of Washington Gen. Oblig. Series R 2025 A, 4% 7/1/2026	770,000	777,338
		2,473,475
TOTAL WASHINGTON		4,431,873
Wisconsin - 0.2%
General Obligations - 0.2%
Madison WI Met Sch Dist TRAN Series 2025, 5% 9/1/2026	5,100,000	5,201,561
Health Care - 0.0%
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2026	240,000	242,438
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2019 A, 5% 11/15/2026	220,000	225,038
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	325,000	328,881
		796,357
TOTAL WISCONSIN		5,997,918
TOTAL MUNICIPAL SECURITIES (Cost $479,620,205)		479,620,205

Tender Option Bond - 33.8%
	Principal Amount (a)	Value ($)
Alabama - 1.3%
Alabama Infirmary Health Rev Participating VRDN Series 5065, 3.25% 2/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	19,400,000	19,400,000
Black Belt Energy Gas District Participating VRDN Series 2024 XM1190, 3.27% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	700,000	700,000
Black Belt Energy Gas District Participating VRDN Series 2025 XF8002, 3.25% 5/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	12,000,000	12,000,000
Black Belt Energy Gas District Participating VRDN Series 2025 XL0702, 3.27% 10/1/2035 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,100,000	3,100,000
Black Belt Energy Gas District Participating VRDN Series 2025 XM1233, 3.27% 3/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	700,000	700,000
East Alabama Health Care Auth Participating VRDN Series 2025 BAML5061, 4.04% 9/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(e)	4,885,000	4,885,000
Energy Southeast AL Coop District Participating VRDN 3.27% 7/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,000,000	2,000,000
Jefferson County Swr Rev Participating VRDN Series 2024 XL0531, 3.26% 10/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	665,000	665,000
Southeast Energy Auth Participating VRDN Series 2023 XM1135, 3.25% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,675,000	3,675,000
Southeast Energy Auth Participating VRDN Series 2025 XF1801, 3.26% 1/1/2056 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	4,000,000	4,000,000
TOTAL ALABAMA		51,125,000
Alaska - 0.0%
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 3.45% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	527,513	527,513
Arizona - 0.7%
Arizona Health Facilities Auth Rev Participating VRDN Series 2022 MIZ9101, 3.42% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	500,000	500,000
Arizona Health Facs Auth Rev Participating VRDN Series 3384, 3.25% 1/1/2037 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	6,655,000	6,655,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9211, 3.45% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	400,000	400,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 3.45% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	500,000	500,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 3.45% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	400,000	400,000
Arizona Ind Dev Auth Participating VRDN 3.45% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	700,000	700,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 3.45% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,500,000	1,500,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9192, 3.45% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	4,000,000	4,000,000
Arizona Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9213, 3.45% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	900,000	900,000
Arizona Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9215, 3.45% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	600,000	600,000
Arizona Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9216, 3.45% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	600,000	600,000
Maricopa Cnty AZ IDA Honor Hlth Participating VRDN Series E 147, 3.25% 9/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	6,500,000	6,500,000
Mesa AZ Util Sys Rev Participating VRDN 3.27% 7/1/2046 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,100,000	1,100,000
Salt Verde Finl Corp Sr Gas Rev Participating VRDN Series 2018 XF2537, 3.26% 12/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,015,000	2,015,000
TOTAL ARIZONA		26,370,000
California - 0.5%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9231, 3.43% 9/9/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	4,100,000	4,100,000
River Islands Pub Fing Auth Participating VRDN 3.45% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	2,800,000	2,800,000
San Marcos Unified School District Series 2025 MS0062, 3.4% tender 8/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	1,400,000	1,400,000
University CA Revs Participating VRDN Series 2023 ZF3164, 3.24% 5/15/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	11,000,000	11,000,000
TOTAL CALIFORNIA		19,300,000
Colorado - 0.6%
Colorado Ctfs of Prtn Participating VRDN 3.25% 12/15/2040 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,905,000	2,905,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN 3.25% 11/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,600,000	2,600,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series 2019 XG0251, 3.27% 8/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(e)	390,000	390,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series 2020 XM0829, 3.25% 8/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,195,000	2,195,000
Colorado Health Facilities Authority Participating VRDN Series 2023 XM1124, 3.25% 11/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,345,000	2,345,000
Colorado Health Facilities Authority Series 2025 MS0043, 3.34% tender 11/15/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	1,740,000	1,740,000
Denver CO City & Cnty Brd Wtr Series 2025 MS0064E, 3.39% tender 9/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	2,200,000	2,200,000
Denver CO Cty & Cnty Sch Dis 1 Participating VRDN Series 2025 XG0603, 3.25% 12/1/2049 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,000,000	5,000,000
Regional Transn Dist CO Sales Participating VRDN Series 2025 CF7024, 3.25% 11/1/2033 (Liquidity Facility Citibank NA) (b)(e)	4,605,000	4,605,000
TOTAL COLORADO		23,980,000
Connecticut - 1.4%
Connecticut Gen. Oblig. Participating VRDN Series 2017 014, 3.26% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(e)	15,715,000	15,715,000
Connecticut Gen. Oblig. Participating VRDN Series 2017 016, 3.26% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(e)	33,335,000	33,335,000
Connecticut St Spl Tax Oblig Participating VRDN 3.25% 7/1/2043 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,020,000	6,020,000
TOTAL CONNECTICUT		55,070,000
Delaware - 0.1%
Delaware Multi Fam Hsg Chritina Village Participating VRDN 3.45% 5/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,600,000	1,600,000
Delaware Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9182, 3.45% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,200,000	1,200,000
TOTAL DELAWARE		2,800,000
District Of Columbia - 0.2%
District Columbia Gen. Oblig. Participating VRDN 3.25% 6/1/2040 (Liquidity Facility Citibank NA) (b)(e)	5,000,000	5,000,000
District Columbia Income Tax Rev Participating VRDN Series 2022 YX1195, 3.25% 3/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(e)	895,000	895,000
District Columbia Wtr & Swr Auth Pub Util Rev Participating VRDN Series 2025 XF3433, 3.25% 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,410,000	2,410,000
TOTAL DISTRICT OF COLUMBIA		8,305,000
District Of Columbia,Virginia - 0.1%
Metropolitan Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2019 XF0853, 3.26% 10/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	1,210,000	1,210,000
Metropolitan Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2019 XG0267, 3.27% 10/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,045,000	1,045,000
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		2,255,000
Florida - 2.9%
Brevard County Health Facilities Auth Rev Participating VRDN Series 2022 XL0253, 3.27% 4/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,630,000	2,630,000
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN 4.02% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	975,000	975,000
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN Series 2023 XF1641, 3.32% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	5,375,000	5,375,000
Cape Coral Wtr & Swr Rev Participating VRDN Series 2023 YX1317, 3.26% 10/1/2039 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,300,000	2,300,000
Capital Trust Auth Participating VRDN Series 5094, 3.25% 12/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	13,700,000	13,700,000
County of Broward FL Tourist Development Tax Revenue Participating VRDN Series 2023 XL0429, 3.33% 9/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	900,000	900,000
Florida Dev Fin Corp Healthcare Facility Rev Participating VRDN 3.98% 2/1/2045 (Liquidity Facility Bank of America, N.A.) (b)(e)	7,600,000	7,600,000
Florida St Dept Transn Tpk Rev Participating VRDN Series 2023 XF3100, 3.25% 7/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,270,000	4,270,000
Gainesville FL Utils Sys Rev Participating VRDN Series 2023 YX1284, 3.25% 10/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,825,000	7,825,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XG0617, 3.25% 11/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,400,000	1,400,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XL0669, 3.98% 11/15/2054 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,600,000	1,600,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1229, 3.25% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,600,000	4,600,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1246, 3.25% 11/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,000,000	2,000,000
Hillsborough County Indl Dev Participating VRDN 3.26% 8/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,710,000	1,710,000
Jacksonville Fla Spl Rev Series 2025 MS0068E, 3.42% tender 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	4,100,000	4,100,000
JEA FL Wtr & Swr Sys Rev Participating VRDN 3.25% 10/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,665,000	2,665,000
JEA FL Wtr & Swr Sys Rev Series 2025 MS0033, 3.34% tender 10/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	2,440,000	2,440,000
Miami-Dade Cnty FL Sch Dist Participating VRDN 3.25% 3/15/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,800,000	2,800,000
Miami-Dade Cnty FL Sch Dist Participating VRDN Series 2025 CF7023, 3.27% 3/15/2047 (Liquidity Facility Citibank NA) (b)(e)	5,000,000	5,000,000
Miami-Dade Cnty FL Wtr & Swr Rev Participating VRDN Series 2023 XM1122, 3.25% 10/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,100,000	6,100,000
Miami-Dade County Expressway Auth Participating VRDN Series 2019 XG0252, 3.27% 7/1/2034 (Liquidity Facility Bank of America, N.A.) (b)(e)	4,400,000	4,400,000
Palm Beach Cnty Fla Health Facs Auth Hosp Rev Participating VRDN Series 2022 XG0370, 3.32% 8/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,900,000	1,900,000
Pasco County FL Hosp Rev Participating VRDN Series 2023 XM1155, 3.25% 7/1/2030 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	7,250,000	7,250,000
South Broward Hosp Dist FL Rev Participating VRDN Series 2021 XG0345, 3.25% 5/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,060,000	2,060,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN 3.29% 8/15/2036 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,900,000	2,900,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN Series 2018 XG0173, 3.32% 8/15/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,000,000	2,000,000
Tampa Bay Water Participating VRDN 3.25% 10/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(e)	4,285,000	4,285,000
Tampa Bay Water Series 2025 MS0066E, 3.4% tender 10/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	3,200,000	3,200,000
Tampa Bay Water Series 2025 MS0075E, 3.39% tender 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	2,075,000	2,075,000
Tampa FL Hosp Rev Participating VRDN Series 2025 XG0613, 3.25% 8/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,800,000	1,800,000
TOTAL FLORIDA		111,860,000
Georgia - 1.6%
Brookhaven Development Authority Participating VRDN Series 2019 XG0244, 3.25% 7/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(e)	3,830,000	3,830,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 3.26% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	14,700,000	14,700,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 3.27% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	4,700,000	4,700,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF1554, 3.26% 1/1/2059 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	7,140,000	7,140,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF3106, 3.26% 7/1/2063 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,375,000	3,375,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF3183, 3.26% 1/1/2059 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,310,000	4,310,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XG0470, 3.27% 1/1/2059 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,800,000	1,800,000
Georgia St Gen. Oblig. Participating VRDN Series 2024 CF7007, 3.25% 7/1/2041 (Liquidity Facility Citibank NA) (b)(e)	3,500,000	3,500,000
Main Street Natural Gas Inc Participating VRDN Series 2019 XF0751, 3.25% 5/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	9,585,000	9,585,000
Main Street Natural Gas Inc Participating VRDN Series 2023 XF1601, 3.25% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,200,000	2,200,000
Main Street Natural Gas Inc Participating VRDN Series 2023 XG0489, 3.25% 12/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,665,000	2,665,000
Main Street Natural Gas Inc Participating VRDN Series 2023 ZF1655, 3.25% 9/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,015,000	1,015,000
Main Street Natural Gas Inc Participating VRDN Series 2024 XM1187, 3.27% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	700,000	700,000
Muni Elec Auth of Georgia Participating VRDN Series 2019 XG0254, 3.27% 1/1/2063 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,110,000	2,110,000
TOTAL GEORGIA		61,630,000
Illinois - 2.5%
Chicago O'Hare Int'l Arpt Rev Participating VRDN Series 2019 XF0736, 3.25% 1/1/2059 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,930,000	1,930,000
Chicago Transit Auth Participating VRDN Series 2020 XL0145, 3.26% 12/1/2057 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,650,000	5,650,000
Chicago Transit Auth Participating VRDN Series 2023 XG0487, 3.25% 12/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	4,400,000	4,400,000
IL Met Pier & Exp Auth Participating VRDN Series 2025 XF1905, 3.26% 6/15/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	2,800,000	2,800,000
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 3.52% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,000,000	7,000,000
Illinois Fin Auth Rev Participating VRDN Series 2018 XF0711, 3.25% 5/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	13,550,000	13,550,000
Illinois Fin Auth Rev Participating VRDN Series 2023 XF1540, 3.25% 12/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,500,000	2,500,000
Illinois Finance Authority Rev Participating VRDN 3.25% 8/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,000,000	4,000,000
Illinois Finance Authority Rev Participating VRDN 3.25% 8/15/2051 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,695,000	5,695,000
Illinois Finance Authority Rev Participating VRDN 3.25% 8/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,695,000	2,695,000
Illinois Gen. Oblig. Participating VRDN 3.27% 11/1/2029 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,300,000	1,300,000
Illinois Gen. Oblig. Participating VRDN 3.27% 5/1/2039 (Liquidity Facility Bank of America, N.A.) (b)(e)	5,000,000	5,000,000
Illinois Gen. Oblig. Participating VRDN Series 2019 XM0759, 3.27% 11/1/2025 (Liquidity Facility Bank of America, N.A.) (b)(e)	820,000	820,000
Illinois Gen. Oblig. Participating VRDN Series 2022 XL0260, 3.25% 3/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,455,000	1,455,000
Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 3.45% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	10,900,000	10,900,000
Illinois St Participating VRDN Series 2025 XF8078, 3.25% 9/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	5,195,000	5,195,000
Illinois St Participating VRDN Series 2025 XM1320, 3.25% 9/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	4,000,000	4,000,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN 3.25% 1/1/2045 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,915,000	3,915,000
Metropolitan Pier & Exposition Participating VRDN Series 2015 XF1045, 3.26% 6/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	900,000	900,000
Metropolitan Pier & Exposition Participating VRDN Series 2025 XF8081, 3.25% 6/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	9,935,000	9,935,000
Regional Transn Auth IL Participating VRDN 3.27% 6/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,875,000	1,875,000
TOTAL ILLINOIS		95,515,000
Indiana - 0.5%
Indiana Fin Auth Health Facilities Rev Participating VRDN Series 2023 XF1569, 3.25% 8/15/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,905,000	1,905,000
Indiana Fin Auth Health Sys Rev Participating VRDN 3.25% 10/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,855,000	3,855,000
Indiana Fin Auth Health Sys Rev Participating VRDN 3.25% 10/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,400,000	2,400,000
Indiana Fin Auth Health Sys Rev Participating VRDN Series 2025 006, 3.25% 10/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(e)	9,200,000	9,200,000
TOTAL INDIANA		17,360,000
Iowa - 0.3%
Iowa Fin Auth Rev Participating VRDN Series 2024 003, 3.47% 3/1/2027 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,490,000	5,490,000
Iowa Fin Auth Single Family Mtg Rev Participating VRDN Series 2023 XG0488, 3.25% 7/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,000,000	4,000,000
Polk Co IA Gen. Oblig. Participating VRDN Series 2025 XL0666, 3.25% 6/1/2045 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	1,800,000	1,800,000
State of Iowa Board of Regents Participating VRDN 3.25% 9/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,100,000	1,100,000
TOTAL IOWA		12,390,000
Kansas - 0.0%
K-State Athletics Inc Participating VRDN 3.26% 7/1/2042 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	1,575,000	1,575,000
Kentucky - 0.3%
CommonSpirit Health Participating VRDN Series 2020 MIZ9021, 3.32% 5/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	1,900,000	1,900,000
Kentucky Econ Dev Fin Auth Hosp Rev Participating VRDN Series 2023 XF3181, 3.26% 6/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,175,000	2,175,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1188, 3.27% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	700,000	700,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1189, 3.27% 8/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	700,000	700,000
Kentucky Pub Energy Participating VRDN 3.27% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,000,000	2,000,000
Louisville & Jefferson KY Swr Sys Rev Participating VRDN 3.25% 5/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,500,000	2,500,000
Louisville & Jefferson KY Swr Sys Rev Series 2025 MS0063E, 3.39% tender 5/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	2,300,000	2,300,000
TOTAL KENTUCKY		12,275,000
Maryland - 0.3%
Maryland Health & Higher Edl Facilities Auth Rev Participating VRDN Series 2023 XF3152, 3.26% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,815,000	2,815,000
Montgomery Cnty MD Rev Participating VRDN Series 2018 XG0215, 3.26% 12/1/2044 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,650,000	2,650,000
Prince Georges County MD Gen. Oblig. Participating VRDN Series 2025 CF7060, 3.25% 7/15/2039 (Liquidity Facility Citibank NA) (b)(e)	1,900,000	1,900,000
State of Maryland Gen. Oblig. Participating VRDN Series 2025 CF7049, 3.25% 3/15/2035 (Liquidity Facility Citibank NA) (b)(e)	4,100,000	4,100,000
TOTAL MARYLAND		11,465,000
Michigan - 0.6%
Bronson MI Hlth Rev Participating VRDN Series 2025 XL0615, 3.25% 5/15/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,000,000	3,000,000
Michigan Fin Auth Rev Participating VRDN Series 2023 XF1667, 3.25% 11/15/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,300,000	2,300,000
Michigan Fin Auth Rev Participating VRDN Series 2025 ZF3299, 3.27% 12/1/2042 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,825,000	1,825,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN 3.25% 12/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,710,000	3,710,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN Series 2023 XF1581, 3.26% 12/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	2,600,000	2,600,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN Series 2024 XF3221, 3.25% 12/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,665,000	1,665,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN Series 2025 XF1874, 3.25% 12/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,665,000	2,665,000
Michigan St Univ Revs Participating VRDN Series 2025 XF3395, 3.25% 2/15/2055 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	4,000,000	4,000,000
TOTAL MICHIGAN		21,765,000
Minnesota - 0.3%
Duluth Econ Dev Auth Health Care Facs Rev Participating VRDN Series 2023 XG0523, 3.26% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,685,000	6,685,000
Minnesota Housing Finance Agency Participating VRDN Series 2020 XF2879, 3.25% 7/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	635,000	635,000
Rochester MN Health Care Facs Participating VRDN Series 2025 XF1876, 3.25% 11/15/2053 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,435,000	1,435,000
Saint Paul Hsg & Redev Auth Rev Participating VRDN 3.45% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,800,000	1,800,000
TOTAL MINNESOTA		10,555,000
Mississippi - 0.2%
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 3.45% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,300,000	1,300,000
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 3.45% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	800,000	800,000
Mississippi Home Corp Single Family Mtg Rev Participating VRDN Series 2025 XX1388, 3.25% 12/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,000,000	3,000,000
Warren County Ctfs Prtn Participating VRDN Series 2023 XG0546, 3.25% 9/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,545,000	1,545,000
TOTAL MISSISSIPPI		6,645,000
Missouri - 1.7%
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 3.45% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	900,000	900,000
Kansas City Spl Oblig Participating VRDN Series 2022 XG0361, 3.26% 9/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,700,000	1,700,000
Missouri Health & Edl Facilities Auth Rev Participating VRDN Series C 16, 3.27% 3/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	18,400,000	18,400,000
Missouri Health & Edl Facs Rev Participating VRDN Series C 23, 3.26% 6/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	7,600,000	7,600,000
Missouri Hlth & Edl Facs Rev Participating VRDN Series 2025 XF1839, 3.25% 4/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,950,000	2,950,000
Missouri Hlth & Edl Facs Rev Participating VRDN Series 2025 XF1841, 3.25% 4/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,665,000	2,665,000
Missouri Hlth & Edl Facs Rev Participating VRDN Series 2025 YX1436, 3.25% 1/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,730,000	3,730,000
Missouri Hlth Facs Auth Rev Participating VRDN Series 5066, 3.25% 6/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	14,200,000	14,200,000
Missouri St Hsg Dev Commn Single Family Mtg Rev Participating VRDN Series 2025 XF1885, 3.25% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,110,000	2,110,000
Montana Hlth Facs Auth Rev Participating VRDN 3.25% 11/15/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,905,000	5,905,000
Saint Louis Mo Indl Dev Auth Participating VRDN Series 2025 MIZ9235, 3.45% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	520,000	520,000
St Louis Cnty MO Spl Oblig Participating VRDN Series 2022 XG0382, 3.25% 12/1/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,400,000	2,400,000
St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 3.45% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,100,000	1,100,000
TOTAL MISSOURI		64,180,000
Nebraska - 0.3%
Central Plains Energy Proj Rev Participating VRDN Series 2022 ZL0301, 3.27% 5/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	215,000	215,000
Nebraska Invt Fin Auth Sfh Rev Participating VRDN Series 2024 XL0563, 3.25% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,000,000	2,000,000
Nebraska Invt Fin Auth Sfh Rev Participating VRDN Series 2024 YX1335, 3.25% 9/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,910,000	1,910,000
Nebraska Invt Fin Auth Sfh Rev Participating VRDN Series 2024 ZF1734, 3.25% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,320,000	3,320,000
Nebraska Invt Fin Auth Single Family Hsg Rev Participating VRDN Series 2025 XF1972, 3.25% 9/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,800,000	4,800,000
TOTAL NEBRASKA		12,245,000
Nevada - 0.1%
Clark Cnty NV School Dist Participating VRDN Series 2023 XF1473, 3.34% 6/15/2042 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,025,000	1,025,000
Las Vegas Valley NV Gen. Oblig. Series 2025 MS0057E, 3.39% tender 6/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	1,390,000	1,390,000
TOTAL NEVADA		2,415,000
New Hampshire,New York - 0.4%
Nat'l Fin Auth NH Novant Hlth Participating VRDN Series E 157, 3.25% 11/1/2064 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	15,100,000	15,100,000
New Jersey - 0.7%
New Jersey Econ Dev Auth Participating VRDN Series 2016 XF2393, 3.25% 6/15/2041 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,900,000	5,900,000
New Jersey Econ Dev Auth Participating VRDN Series 2017 XL0052, 3.25% 6/15/2042 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,500,000	2,500,000
New Jersey St Transn Tr Fd Aut Participating VRDN 3.25% 6/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,650,000	1,650,000
New Jersey Trans Trust Fund Auth Participating VRDN 3.25% 6/15/2046 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,495,000	2,495,000
New Jersey Trans Trust Fund Auth Participating VRDN 3.25% 6/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,250,000	4,250,000
New Jersey Turnpike Authority Participating VRDN 3.25% 1/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,240,000	1,240,000
New Jersey Turnpike Authority Participating VRDN Series 2025 XM1278, 3.25% 1/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,100,000	2,100,000
New Jersey Turnpike Authority Series 2025 MS0081E, 3.42% tender 1/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	6,055,000	6,055,000
TOTAL NEW JERSEY		26,190,000
New Mexico - 0.1%
Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 3.45% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	2,500,000	2,500,000
New York - 2.2%
City of New York NY Gen. Oblig. Participating VRDN Series 2025 ZF3405, 3.24% 8/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,030,000	4,030,000
City of New York NY Gen. Oblig. Series 2025 MS0074E, 3.39% tender 8/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	1,300,000	1,300,000
New York City Gen. Oblig. Participating VRDN 3.25% 9/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,400,000	5,400,000
New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Participating VRDN 3.25% 6/15/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	10,000,000	10,000,000
New York City Participating VRDN 3.25% 10/1/2039 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,295,000	3,295,000
New York City Transitional Finance Authority Participating VRDN 3.25% 5/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,000,000	3,000,000
New York Dorm Auth Rev Participating VRDN Series E 146, 3.25% 5/15/2039 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,100,000	5,100,000
New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 3.45% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	6,700,000	6,700,000
New York Metropolitan Trans Auth Rev Participating VRDN 3.25% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(e)	12,435,000	12,435,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2868, 3.25% 11/15/2042 (Liquidity Facility Barclays Bank PLC) (b)(e)	16,700,000	16,700,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2878, 3.25% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,300,000	1,300,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XG0290, 3.25% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,600,000	2,600,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2022 YX1183, 3.25% 2/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,670,000	3,670,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 3.24% 6/15/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,370,000	1,370,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2023 ZL0473, 3.25% 6/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,855,000	4,855,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 XF3456, 3.25% 6/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	1,500,000	1,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 ZF3429, 3.24% 6/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,500,000	2,500,000
TOTAL NEW YORK		85,755,000
North Carolina - 1.1%
Charlotte NC Arpt Rev Participating VRDN Series 2025 XF1941, 3.25% 7/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(e)	7,560,000	7,560,000
Charlotte NC Arpt Rev Participating VRDN Series 2025 YX1402, 3.25% 7/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,900,000	3,900,000
NC Hsg Fin Agy Homeownership Rev Participating VRDN Series 2023 YX1316, 3.25% 1/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,945,000	4,945,000
Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 3.45% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,800,000	1,800,000
University Of North Carolina Health Care System Participating VRDN Series 5093, 2.53% 7/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	23,900,000	23,900,000
TOTAL NORTH CAROLINA		42,105,000
North Dakota - 0.1%
Grand Forks Health Care Sys Rev Participating VRDN Series 2023 XF1602, 3.26% 12/1/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	5,055,000	5,055,000
Ohio - 1.1%
Allen Cnty OH Hosp Facs Rev Participating VRDN Series 2017 XF2516, 3.31% 8/1/2047 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	1,100,000	1,100,000
Allen Cnty OH Mercy Hlth Participating VRDN Series E 134, 3.25% 6/1/2034 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,085,000	5,085,000
Green OH Local Sch Dist Summit Participating VRDN 3.34% 11/1/2059 (Liquidity Facility Bank of America, N.A.) (b)(e)	3,750,000	3,750,000
Montgomery Cnty OH Kettering Hlth Participating VRDN Series E 132, 3.25% 8/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	15,400,000	15,400,000
Ohio Hosp Rev Participating VRDN Series C 18, 3.26% 1/15/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,400,000	1,400,000
Ohio Housing Finance Agency Participating VRDN Series 2024 XF1762, 3.25% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,060,000	2,060,000
Ohio University Hospital Participating VRDN Series C 22, 3.26% 1/15/2039 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,000,000	5,000,000
Port of Grt Cincinnati OH Participating VRDN Series 2024 XL0553, 3.25% 12/1/2058 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,335,000	3,335,000
University Cincinnati OH Gen Participating VRDN Series 2025 XL0690, 3.25% 6/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,625,000	5,625,000
TOTAL OHIO		42,755,000
Oklahoma - 0.3%
Oklahoma City Okla Wtr Utils Tr Util Sys Rev Participating VRDN Series 2024 XM1163, 3.25% 7/1/2064 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,700,000	3,700,000
Oklahoma St Wtr Res Brd Rev Fd Series 2025 MS0054E, 3.39% tender 4/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	4,070,000	4,070,000
Oklahoma St Wtr Res Brd Rev Fd Series 2025 MS0060E, 3.4% tender 4/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	3,200,000	3,200,000
TOTAL OKLAHOMA		10,970,000
Oregon - 0.5%
City of Bend OR Gen. Oblig. Participating VRDN Series 2025 XF1929, 3.25% 6/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(e)	4,000,000	4,000,000
Multinomah OR Adventist Health Participating VRDN 3.25% 3/1/2040 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,000,000	2,000,000
Multnomah Cnty OR Sch Dist No 1 Portland Participating VRDN 3.25% 6/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,480,000	4,480,000
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 3.45% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	500,000	500,000
Oregon St Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9230, 3.45% 9/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	400,000	400,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Gen. Oblig. Series 2024 MS0026, 3.42% tender 10/1/2026 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	5,000,000	5,000,000
Washington Clark County SD23 Series 2025 MS0080E, 3.4% tender 6/15/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	1,500,000	1,500,000
Washington Cnty OR Sch Dist 48j Beaverton Participating VRDN 3.25% 6/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,340,000	1,340,000
TOTAL OREGON		19,220,000
Pennsylvania - 1.6%
Allegheny Cnty PA San Auth Swr Participating VRDN Series 2025 XF8088, 3.95% 12/1/2058 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,100,000	4,100,000
Central Bradford Progress Auth Rev Participating VRDN Series 2022 XF1346, 3.27% 12/1/2051 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,675,000	1,675,000
Cumberland County Muni Auth Rev Participating VRDN 3.26% 11/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,200,000	1,200,000
Lehigh County Gen Purp Hosp Rev Participating VRDN Series 2023 BAML5039, 3.3% 7/1/2043 (Liquidity Facility Bank of America, N.A.) (b)(e)(f)	4,410,000	4,410,000
Monroeville Fin Auth UPMC Rev Participating VRDN Series 2022 YX1185, 3.25% 2/15/2039 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,500,000	3,500,000
Montgomery County Higher Ed & Health Auth Rev Participating VRDN Series 2023 XG0528, 3.26% 9/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	1,950,000	1,950,000
Pennsylvania Tpk Commission Tpk Rev Participating VRDN Series 2017 XX1044, 3.25% 12/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(e)	300,000	300,000
Pennsylvania Tpk Commission Tpk Rev Participating VRDN Series 2022 XM1008, 3.25% 12/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	830,000	830,000
Pennsylvania Turnpike Commission Participating VRDN Series 2025 XG0626, 3.25% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,000,000	1,000,000
Philadelphia PA Auth For Indl Dev Hosp Rev Participating VRDN Series 2025 XM1318, 3.95% 7/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,625,000	2,625,000
Philadelphia Pa Wtr & Wastewtr Participating VRDN Series 2025 XL0633, 3.25% 9/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,750,000	3,750,000
Philadelphia PA Wtr & Wastewtr Rev Participating VRDN Series 2025 XM1300, 3.25% 9/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	600,000	600,000
Southcentral PA Gen Auth Rev Participating VRDN Series 2019 XL0104, 3.25% 6/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,615,000	3,615,000
Southeastern PA Transn Auth Rev Participating VRDN 3.25% 6/1/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,000,000	4,000,000
Southeastern PA Transn Auth Rev Participating VRDN 3.27% 6/1/2047 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,400,000	1,400,000
Thomas Jefferson University Participating VRDN Series 2024 XF1769, 3.25% 11/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,500,000	1,500,000
Thomas Jefferson University Participating VRDN Series 5077, 3.25% 11/1/2064 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	21,055,000	21,055,000
Westmoreland Cnty PA Participating VRDN Series 2017 YX1075, 3.26% 8/15/2036 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,300,000	4,300,000
TOTAL PENNSYLVANIA		61,810,000
South Carolina - 1.2%
Charelston SC Arpt Rev Participating VRDN Series 2025 XF1810, 3.26% 7/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	3,150,000	3,150,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 XG0539, 3.25% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,000,000	2,000,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 XM1143, 3.27% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,000,000	3,000,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 ZF1653, 3.27% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,740,000	2,740,000
Prism Health SC Participating VRDN 3.25% 5/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	27,163,000	27,163,000
South Carolina Jobs Eda Hosp Participating VRDN 3.25% 11/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	4,100,000	4,100,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2023 XL0418, 3.25% 12/1/2056 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,850,000	1,850,000
TOTAL SOUTH CAROLINA		44,003,000
South Dakota - 0.1%
South Dakota St Hlth & Edl Fac Participating VRDN 3.26% 7/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,625,000	5,625,000
Tennessee - 0.9%
Greeneville Health & Edl Facilities Board Participating VRDN Series 2018 XF2576, 3.26% 7/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,700,000	4,700,000
Greeneville Health & Edl Facilities Board Participating VRDN Series 2018 XG0194, 3.26% 7/1/2040 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,090,000	1,090,000
Knox County Health Edl & Hsg Facility Board Student Hsg Rev Participating VRDN Series 2024 XG0548, 3.26% 7/1/2064 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,400,000	2,400,000
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Participating VRDN Series 2025 CF7031, 3.25% 1/1/2042 (Liquidity Facility Citibank NA) (b)(e)	2,200,000	2,200,000
Metropolitan Govt Nashville & Davidson County Sports Auth Rev Participating VRDN Series 2023 XG0517, 3.25% 7/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	8,820,000	8,820,000
Shelby Cnty Tenn Health Edl & Hsg Fac Participating VRDN Series 2025 BAML5067, 3.27% 9/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(e)(f)	5,300,000	5,300,000
Sullivan County Health Ed and Hsg Board Participating VRDN 3.98% 9/1/2036 (Liquidity Facility Bank of America, N.A.) (b)(e)	10,160,000	10,160,000
Tennessee Energy Acquisition Corp Participating VRDN Series 2023 ZF1658, 3.27% 5/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,110,000	1,110,000
TOTAL TENNESSEE		35,780,000
Texas - 4.1%
Austin TX Cmnty College Dist Gen. Oblig. Participating VRDN 3.25% 8/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,250,000	4,250,000
Board of Regents of the University of Texas System Participating VRDN Series 2023 XL0500, 3.25% 8/15/2049 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	4,340,000	4,340,000
Canutillo Tex Indpt Sch Dist Participating VRDN Series 2025 XL0654, 3.25% 2/15/2060 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,000,000	2,000,000
Collin County Hsg Fin Corp Multi Fam Participating VRDN 3.45% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	3,800,000	3,800,000
Denton Independent School District Participating VRDN 3.24% 8/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,900,000	2,900,000
Denton Independent School District Participating VRDN Series 2025 XF3361, 3.25% 8/15/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	4,400,000	4,400,000
Dripping Springs TX Indpt Sch Dist Participating VRDN Series 2025 XG0622, 3.25% 2/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(e)	4,000,000	4,000,000
Frenship TX Indpt Sch Dist Series 2025 MS0056E, 3.39% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	900,000	900,000
Greenwood Tex Indpt Sch Dist Participating VRDN Series 2025 XM1324, 3.95% 2/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,035,000	4,035,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Participating VRDN Series 2022 XL0323, 3.25% 12/1/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,960,000	2,960,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Participating VRDN Series 2023 XF3203, 3.37% 7/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	700,000	700,000
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Participating VRDN 3.25% 10/1/2046 (Liquidity Facility Citibank NA) (b)(e)	5,900,000	5,900,000
Harris Cnty TX Gen. Oblig. Series 2025 MS0030, 3.34% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	7,600,000	7,600,000
Harris Cnty TX Gen. Oblig. Series 2025 MS0067E, 3.42% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	1,100,000	1,100,000
Harris County Children's Hosp Participating VRDN Series E 149, 3.25% 10/1/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,000,000	3,000,000
Jefferson Cnty TX Hsg Fin Corp Multifamily Hsg Mtg Rev Participating VRDN Series 2025 MIZ9214, 3.45% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	850,000	850,000
Lamar TX Isd Participating VRDN Series 2023 XF3163, 3.25% 2/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,245,000	5,245,000
Lamar TX Isd Participating VRDN Series 2025 XF3446, 3.27% 2/15/2058 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,000,000	4,000,000
Lamar TX Isd Participating VRDN Series 2025 XX1391, 3.25% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,900,000	1,900,000
Leander Independent School District Participating VRDN 3.25% 8/15/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,460,000	6,460,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2024 MIZ9195, 3.32% 7/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	8,000,000	8,000,000
Lower Colorado River Auth Rev Participating VRDN Series 2023 XM1105, 3.25% 5/15/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	6,265,000	6,265,000
Mansfield TX Indpt Sch Dist Series 2025 MS0058E, 3.39% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	900,000	900,000
New Caney TX Indpt Sch Dist New Participating VRDN Series 2023 XF1582, 3.26% 2/15/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	4,000,000	4,000,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN Series 2023 XL0422, 3.33% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	800,000	800,000
Northwest Tex Indpt Sch Dist Participating VRDN Series 2025 XF1975, 3.25% 2/15/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,490,000	3,490,000
Prosper Tex Indpt Sch Dist Series 2025 MS0071E, 3.42% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	3,700,000	3,700,000
Royse City TX Indpt Sch Dist Participating VRDN Series 2025 XF8020, 3.25% 2/15/2058 (Liquidity Facility Bank of America, N.A.) (b)(e)	5,440,000	5,440,000
San Antonio TX Gen. Oblig. Participating VRDN 3.25% 8/1/2039 (Liquidity Facility Citibank NA) (b)(e)	2,945,000	2,945,000
San Antonio TX Wtr Rev Participating VRDN 3.25% 5/15/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,600,000	1,600,000
Spring Tex Indpt Sch Dist Participating VRDN Series 2025 XF3431, 3.25% 8/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,800,000	1,800,000
Tarrant Cnty TX Christus Hlth Participating VRDN Series E 150, 3.25% 7/1/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	10,365,000	10,365,000
Tarrant County Cultural Ed Facilities Fin Corp Rev Participating VRDN Series 2022 XG0399, 3.25% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,500,000	1,500,000
Terrell TX Indpt Sch Dist Participating VRDN 3.25% 8/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(e)	800,000	800,000
Terrell TX Indpt Sch Dist Participating VRDN Series 2025 ZF8063, 3.25% 8/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,100,000	1,100,000
Texas A&M Univ Perm Univ Fund Participating VRDN 3.25% 7/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	1,500,000	1,500,000
Texas Gas Acq & Sply Rev Participating VRDN Series 2025 XM1232, 3.27% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	800,000	800,000
Texas St Univ Sys Fing Rev Participating VRDN Series 2024 XM1164, 3.25% 3/15/2054 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	3,750,000	3,750,000
Texas Wtr Dev Brd Participating VRDN 3.24% 10/15/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,685,000	4,685,000
Texas Wtr Dev Brd Participating VRDN 3.25% 10/15/2057 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,625,000	3,625,000
Texas Wtr Dev Brd Participating VRDN Series 2023 ZL0484, 3.24% 10/15/2044 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	5,640,000	5,640,000
Texas Wtr Dev Brd Series 2025 MS0037, 3.39% tender 10/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	1,925,000	1,925,000
Waller TX Indpt Sch Dist Participating VRDN Series 2025 XG0596, 3.25% 2/15/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,410,000	3,410,000
Wylie Tex Indpt Sch Dist Collin Cnty Participating VRDN 3.95% 8/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,025,000	4,025,000
TOTAL TEXAS		152,405,000
Utah - 0.1%
Utah Cnty Utah Hosp Rev Participating VRDN Series 2022 XM1003, 3.25% 5/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,440,000	2,440,000
Virginia - 0.5%
Chesapeake Bay Bridge and Tunnel District Gen Rev Participating VRDN 3.26% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,800,000	3,800,000
Norfolk Econ Dev Health Care Facs Participating VRDN 3.26% 11/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	500,000	500,000
Norfolk VA Sentara Hlth Participating VRDN 3.26% 11/1/2036 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,500,000	2,500,000
Suffolk Econ Dev Auth Hosp Facs Rev Participating VRDN Series 2020 MIZ9025, 3.32% 11/1/2035 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	10,200,000	10,200,000
Virginia Port Auth Port Fac Re Participating VRDN Series 2025 XF8057, 3.26% 7/1/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	2,500,000	2,500,000
TOTAL VIRGINIA		19,500,000
Washington - 2.0%
Clark Cnty WA Sch Dist 114 Evergreen Participating VRDN Series 2025 CF7040, 3.25% 12/1/2036 (Liquidity Facility Citibank NA) (b)(e)	12,100,000	12,100,000
Multicare Health Sys Participating VRDN Series E 153, 3.25% 8/15/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	11,075,000	11,075,000
Seattle WA Mun Lt & Pwr Rev Participating VRDN Series 2025 ZF8026, 3.25% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,690,000	1,690,000
State of Washington Gen. Oblig. 3.42% tender 2/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	15,200,000	15,200,000
State of Washington Gen. Oblig. Participating VRDN 3.24% 2/1/2045 (Liquidity Facility Citibank NA) (b)(e)	5,550,000	5,550,000
State of Washington Gen. Oblig. Participating VRDN Series 2024 CF7002, 3.24% 8/1/2041 (Liquidity Facility Citibank NA) (b)(e)	6,400,000	6,400,000
State of Washington Gen. Oblig. Participating VRDN Series 2025 XF8052, 3.25% 8/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,935,000	3,935,000
State of Washington Series 2025 MS0036, 3.39% tender 6/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	3,620,000	3,620,000
Washington Convention Ctr Pub Facs Participating VRDN Series 2020 XG0287, 3.26% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,090,000	2,090,000
Washington Convention Ctr Pub Facs Participating VRDN Series 2022 XX1238, 3.26% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,600,000	7,600,000
Washington Health Care Facs Auth Rev Participating VRDN Series 2015 XF0150 1, 3.27% 10/1/2042 (Liquidity Facility Bank of America, N.A.) (b)(e)	300,000	300,000
Washington Health Care Facs Auth Rev Participating VRDN Series 2023 XF1514, 3.26% 10/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	6,010,000	6,010,000
Washington St Hlth Care Facs Participating VRDN Series 2025 XF8097, 3.25% 9/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,875,000	1,875,000
TOTAL WASHINGTON		77,445,000
West Virginia - 0.1%
West Virginia Hosp Fin Auth Hosp Rev Participating VRDN Series 2023 XF1537, 3.26% 6/1/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	3,760,000	3,760,000
Wisconsin - 0.2%
Univ of Wis Hosp & Clinics Auth Participating VRDN Series 2022 XL0296, 3.25% 4/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	1,530,000	1,530,000
Wisconsin Health & Edl Facilities Auth Rev Participating VRDN Series 2024 XG0553, 3.25% 12/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,450,000	1,450,000
Wisconsin Health & Edl Facilities Participating VRDN Series 2019 XF0741, 3.25% 2/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,320,000	2,320,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Participating VRDN Series 2024 XL0554, 3.25% 3/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	2,100,000	2,100,000
TOTAL WISCONSIN		7,400,000
TOTAL TENDER OPTION BOND (Cost $1,291,425,513)		1,291,425,513

Variable Rate Demand Note - 33.3%
	Principal Amount (a)	Value ($)
Alabama - 0.2%
Columbia AL Indl Dev Brd Pcr (Alabama Power & Light Proj.) Series 2014B, 3.95% 12/1/2037 VRDN (b)	5,000,000	5,000,000
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.95% 6/1/2034 VRDN (b)	3,710,000	3,710,000
TOTAL ALABAMA		8,710,000
Alaska - 1.7%
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 3.25% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (b)	23,900,000	23,900,000
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 3.35% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (b)	23,000,000	23,000,000
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 3.4% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (b)	16,600,000	16,600,000
TOTAL ALASKA		63,500,000
Arizona - 3.6%
Arizona St Indl Dev Auth Multifamily Hsg Rev (Glendale Leased Housing Associates I Lllp Proj.) Series 2023A, 3.2% 4/1/2042, LOC Barclays Bank PLC VRDN (b)	13,555,000	13,555,000
Arizona St Indl Dev Auth Multifamily Hsg Rev (Glendale Leased Housing Associates I Lllp Proj.) Series 2023A, 3.2% 4/1/2042, LOC Barclays Bank PLC VRDN (b)	11,880,000	11,880,000
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024C, 3.2% 12/1/2054, LOC Royal Bank of Canada VRDN (b)	62,155,000	62,155,000
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023B, 3.3% 1/1/2048 VRDN (b)	19,970,000	19,970,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.35% 5/1/2029 VRDN (b)	8,600,000	8,600,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.35% 5/1/2029 VRDN (b)	1,000,000	1,000,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) Series 2009 A, 3.35% 5/1/2029 VRDN (b)	15,825,000	15,825,000
Tempe AZ Indl Dev Auth Rev (Various Capital Projects) 3.36% 7/1/2034, LOC Bank of America NA VRDN (b)	3,944,000	3,944,000
TOTAL ARIZONA		136,929,000
Colorado - 0.8%
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) 3.15% 5/15/2064 VRDN (b)	8,000,000	8,000,000
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022F, 3.15% 5/15/2062 VRDN (b)	17,600,000	17,600,000
University of Colorado Hospital Authority Series 2025 A, 3.2% 11/15/2045 VRDN (b)	5,500,000	5,500,000
TOTAL COLORADO		31,100,000
Connecticut - 1.5%
Connecticut St Gen. Oblig. Series 2016 C, 3.23% 5/15/2034 (Liquidity Facility Bank of America NA) VRDN (b)	51,505,000	51,505,000
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 3.2% 7/1/2034, LOC JPMorgan Chase Bank NA VRDN (b)	6,240,000	6,240,000
TOTAL CONNECTICUT		57,745,000
Delaware - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 3.41% 10/1/2028 VRDN (b)	2,400,000	2,400,000
Florida - 2.0%
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series 2ND, 3.45% 4/1/2039 VRDN (b)	16,280,000	16,280,000
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series FIRST 2009, 2.75% 4/1/2039 VRDN (b)	9,100,000	9,100,000
FL Pcr Power And Light (Florida Pwr & Lt Co Proj.) 3.55% 5/1/2029 VRDN (b)	8,800,000	8,800,000
Gainesville FL Utils Sys Rev Series 2019C, 3.98% 10/1/2047, LOC Bank of America NA VRDN (b)	11,750,000	11,750,000
Highlands County Health Facilities Authority (Advent Health Proj.) 3.3% 11/15/2033 VRDN (b)	17,840,000	17,840,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) 3.9% 11/15/2054 (Liquidity Facility PNC Bank NA) VRDN (b)	2,000,000	2,000,000
Martin Cnty Fla Rev (Florida Pwr & Lt Co Proj.) 3.37% 7/1/2052 VRDN (b)	8,250,000	8,250,000
Palm Beach Cnty FL Rev (Raymond F Kravis Center For The Performing Arts Inc Proj.) 3.25% 7/1/2032, LOC Northern Trust CO Chicago VRDN (b)	4,000,000	4,000,000
TOTAL FLORIDA		78,020,000
Georgia - 0.6%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 3.95% 7/1/2049 VRDN (b)	3,100,000	3,100,000
Coweta Cnty GA Dev Au Poll Ctl (Georgia Power Co Proj.) 4% 6/1/2032 VRDN (b)	2,600,000	2,600,000
Effingham Cnty GA Indl Dev Auth Pollution Ctl Rev (Georgia Power Co Proj.) 4.01% 2/1/2038 VRDN (b)	8,200,000	8,200,000
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 3.95% 9/1/2029 VRDN (b)	2,600,000	2,600,000
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series 2010 1, 3.35% 6/1/2049 VRDN (b)	2,900,000	2,900,000
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series FIRST 2002, 3.4% 9/1/2037 VRDN (b)	2,200,000	2,200,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 4% 4/1/2032 VRDN (b)	1,100,000	1,100,000
TOTAL GEORGIA		22,700,000
Illinois - 0.6%
Illinois Dev Fin Auth Rev (Glenwood School For Boys, Il Proj.) 3.5% 2/1/2033, LOC Northern Trust CO Chicago VRDN (b)	2,100,000	2,100,000
Lake Cnty Ill Multifamily Hsg Rev (Whispering Oaks Associates Lp Proj.) 3.25% 11/1/2045, LOC Freddie Mac Non Gold Pool VRDN (b)	20,550,000	20,550,000
TOTAL ILLINOIS		22,650,000
Indiana - 1.4%
Indiana Fin Auth Health Fac Rev (Baptist Health Obligated Group Proj.) Series 2025C, 3.17% 8/15/2045, LOC Truist Bank VRDN (b)	8,800,000	8,800,000
Indiana St Dev Fin Auth Econom Ic Dev Rev (Archer Daniels Midland Co Proj.) 3.26% 12/1/2047 VRDN (b)	10,700,000	10,700,000
Indiana St Fin Auth Environmental Rev (Arcelormittal Sa Luxembourg Proj.) 3.43% 6/1/2035, LOC Cooperatieve Rabobank UA/NY VRDN (b)	15,000,000	15,000,000
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 3.33% 12/1/2039, LOC Mizuho Bank Ltd VRDN (b)	10,070,000	10,070,000
Indiana St Fin Auth Rev (Trinity Health Proj.) 3.25% 12/1/2034 VRDN (b)	8,600,000	8,600,000
TOTAL INDIANA		53,170,000
Iowa - 0.7%
Iowa Fin Auth Economic Dev Rev (Cargill Inc Proj.) 3.25% 6/1/2039 VRDN (b)	1,700,000	1,700,000
Iowa Fin Auth Health Facs Rev (Unitypoint Health Proj.) Series 2013B 1, 3.95% 2/15/2039, LOC TD Bank NA VRDN (b)	5,300,000	5,300,000
Iowa Fin Auth Pollutn Ctl Fac Rev (Midamerican Energy Co Proj.) Series 2016A, 3.2% 9/1/2036 VRDN (b)	1,300,000	1,300,000
Iowa Finance Authority (Cargill Inc Proj.) Series 2012A, 3.27% 6/1/2039 VRDN (b)	19,700,000	19,700,000
TOTAL IOWA		28,000,000
Kansas - 0.8%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 3.55% 9/1/2035 VRDN (b)	7,400,000	7,400,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 3.55% 9/1/2035 VRDN (b)	3,500,000	3,500,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas Central Proj.) 2.85% 4/15/2032 VRDN (b)	11,500,000	11,500,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas South Proj.) 2.85% 4/15/2032 VRDN (b)	700,000	700,000
Wamego Kansas Pcr (Evergy Kansas Central Proj.) 2.85% 4/15/2032 VRDN (b)	7,100,000	7,100,000
Wamego Kansas Pcr (Evergy Kansas South Proj.) 2.85% 4/15/2032 VRDN (b)	500,000	500,000
TOTAL KANSAS		30,700,000
Kentucky - 0.9%
Kentucky Bond Development Corp (Baptist Health Obligated Group Proj.) Series 2025 B, 3.97% 8/15/2055, LOC Truist Bank VRDN (b)	24,730,000	24,730,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 3.9% 10/1/2039, LOC PNC Bank NA VRDN (b)	1,700,000	1,700,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023D, 3.97% 10/1/2053, LOC Truist Bank VRDN (b)	6,900,000	6,900,000
TOTAL KENTUCKY		33,330,000
Louisiana - 2.0%
East Baton Rouge Parish LA Inc Indl Dev Brd Rev (Exxon Capital Ventures Inc Proj.) 3.92% 8/1/2035 (Exxon Mobil Corp Guaranteed) VRDN (b)	9,900,000	9,900,000
Louisiana Hsg Fin Agy Multifamily Hsg Rev (Maestri-Murrell Real Estate Proj.) 3.35% 7/1/2040, LOC Freddie Mac Non Gold Pool VRDN (b)	2,400,000	2,400,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 3.5% 12/1/2043 VRDN (b)	10,800,000	10,800,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 3.5% 8/1/2050 VRDN (b)	19,800,000	19,800,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 3.92% 8/1/2043 VRDN (b)	6,700,000	6,700,000
Louisiana St Gas & Fuel Tax Rv 4% 5/1/2043, LOC Toronto-Dominion Bank/NY VRDN (b)	6,300,000	6,300,000
St James Parish LA Rev (Nucor Corp Proj.) 3.4% 11/1/2040 VRDN (b)	8,900,000	8,900,000
St James Parish LA Rev (Nucor Corp Proj.) 3.49% 11/1/2040 VRDN (b)	9,820,000	9,820,000
TOTAL LOUISIANA		74,620,000
Michigan - 0.2%
Michigan St Strategic Fd Ltd Oblig Rev (Kroger Co Proj.) 3.26% 1/1/2026, LOC Bank of Nova Scotia NY Brh VRDN (b)	6,000,000	5,999,996
Minnesota - 0.3%
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 C, 3.95% 11/15/2048, LOC Bank of America NA VRDN (b)	12,015,000	12,015,000
Mississippi - 0.3%
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 3.9% 11/1/2035 VRDN (b)	3,400,000	3,400,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 3.95% 11/1/2035 VRDN (b)	2,990,000	2,990,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Usa Inc Proj.) 3.9% 12/1/2030 (Chevron Corp Guaranteed) VRDN (b)	6,400,000	6,400,000
TOTAL MISSISSIPPI		12,790,000
Nevada - 1.0%
Clark Cnty NV Arpt Rev 3.25% 7/1/2040, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	38,600,000	38,600,000
New Hampshire - 0.2%
National Fin Auth NH Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 C, 3.17% 11/1/2064, LOC Truist Bank VRDN (b)	6,400,000	6,400,000
New Jersey,New York - 0.1%
Port Auth NY & NJ 3.27% 1/19/2027 VRDN (b)(c)(f)	3,000,000	3,000,000
New York - 4.0%
City of New York NY Gen. Oblig. 3.9% 5/1/2052 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	9,645,000	9,645,000
City of New York NY Gen. Oblig. Series 2013 A 3, 3.9% 10/1/2040 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	4,800,000	4,800,000
City of New York NY Gen. Oblig. Series 2014 D 4, 4% 8/1/2040, LOC TD Bank NA VRDN (b)	4,260,000	4,260,000
City of New York NY Gen. Oblig. Series 2014 I 2, 3.9% 3/1/2040 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	3,930,000	3,930,000
City of New York NY Gen. Oblig. Series FISCAL 2019 D 4, 3.9% 12/1/2047 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	5,700,000	5,700,000
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 4, 4% 9/1/2049 (Liquidity Facility Toronto Dominion Bank) VRDN (b)	4,815,000	4,815,000
Metropolitan Transn Auth NY Rv 3.9% 11/1/2035, LOC Bank of America NA VRDN (b)	9,500,000	9,500,000
Metropolitan Transn Auth NY Rv Series 2012G 2, 3.32% 11/1/2032, LOC TD Bank NA VRDN (b)	15,835,000	15,835,000
Metropolitan Transn Auth NY Rv Series SUB 2002D 2A 1, 3.9% 11/1/2032, LOC Truist Bank VRDN (b)	3,000,000	3,000,000
New York NY City Transitional Fin Auth Rev Series 2015 E 3, 3.9% 2/1/2045 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	6,685,000	6,685,000
New York NY City Transitional Fin Auth Rev Series 2015 E 4, 3.9% 2/1/2045 (Liquidity Facility Bank of America NA) VRDN (b)	5,600,000	5,600,000
New York NY City Transitional Fin Auth Rev Series B 5, 3.95% 8/1/2042 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	4,600,000	4,600,000
New York NY City Transitional Fin Auth Rev Series FISCAL 2019 C 4, 3.9% 11/1/2044 (Liquidity Facility Barclays Bank PLC) VRDN (b)	5,460,000	5,460,000
New York NY Cty Muni Wtr Fin Auth 3.9% 6/15/2044 (Liquidity Facility Bank of America NA) VRDN (b)	15,245,000	15,245,000
New York NY Cty Muni Wtr Fin Auth 3.95% 6/15/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	1,700,000	1,700,000
New York NY Cty Muni Wtr Fin Auth 3.95% 6/15/2043 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	4,050,000	4,050,000
New York NY Cty Muni Wtr Fin Auth Series 2015 BB 3, 3.23% 6/15/2050 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	15,000,000	15,000,000
New York NY Cty Muni Wtr Fin Auth Series BB 1, 3.9% 6/15/2049 (Liquidity Facility Bank of America NA) VRDN (b)	20,985,000	20,985,000
New York NY Cty Muni Wtr Fin Auth Series DD 2, 3.9% 6/15/2043 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	7,355,000	7,355,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2023 CC, 3.9% 6/15/2053 (Liquidity Facility Barclays Bank PLC) VRDN (b)	5,000,000	5,000,000
TOTAL NEW YORK		153,165,000
North Carolina - 0.3%
Lower Cape Fear N C Wtr & Swr Auth Spl Fac Rev (Smithfield Foods Proj.) 3.3% 12/1/2034, LOC Cooperatieve Rabobank UA/NY VRDN (b)	2,000,000	2,000,000
North Carolina Med Care Commn Health Care Facs Rev (Firsthealth Of Carolinas Proj.) Series 2017C, 3.97% 10/1/2039, LOC Truist Bank VRDN (b)	2,500,000	2,500,000
Person Cnty N C Indl Facs & Pollution Ctl Fing Auth Recovery Zone Fac Rev (Certainteed Gypsum Nc Inc Proj.) 3.28% 11/1/2035, LOC Credit Industriel et Commercial/New York VRDN (b)	5,750,000	5,750,000
TOTAL NORTH CAROLINA		10,250,000
Ohio - 0.7%
Allen Cnty OH Hosp Facs Rev (Mercy Healthcare System Proj.) 3.95% 6/1/2034, LOC Truist Bank VRDN (b)	2,900,000	2,900,000
Cuyahoga Cnty OH Hlth Care Fac (The A.M. Mcgregor Home Proj.) Series 2014, 3.27% 5/1/2049, LOC Northern Trust CO Chicago VRDN (b)	11,870,000	11,870,000
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2018 Z, 3.25% 5/15/2037 VRDN (b)	4,225,000	4,225,000
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2018AA, 3.32% 5/15/2037 VRDN (b)	5,900,000	5,900,000
TOTAL OHIO		24,895,000
Pennsylvania - 0.9%
Lancaster PA Indl Dev Auth Rev (Willow Valley Retirement Communities Proj.) 3.35% 12/1/2039, LOC PNC Bank NA VRDN (b)	4,950,000	4,950,000
Lancaster PA Indl Dev Auth Rev (Willow Valley Retirement Communities Proj.) 3.35% 12/1/2039, LOC PNC Bank NA VRDN (b)	4,570,000	4,570,000
Montgomery Co PA Rdv Ath Mlfml (Kbf Associates Proj.) 3.26% 8/15/2031, LOC Fannie Mae VRDN (b)	1,200,000	1,200,000
Philadelphia PA Gen. Oblig. 3.17% 8/1/2031, LOC Truist Bank VRDN (b)	9,900,000	9,900,000
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2025 B, 3.35% 6/1/2055 (Liquidity Facility TD Bank NA) VRDN (b)	13,800,000	13,800,000
TOTAL PENNSYLVANIA		34,420,000
Tennessee - 0.1%
Blount Cnty Tenn Pub Bldg Auth 3.4% 6/1/2039, LOC Truist Bank VRDN (b)	775,000	775,000
Montgomery Cnty TN Pub Bldg Au 3.38% 9/1/2029, LOC Bank of America NA VRDN (b)	300,000	300,000
Montgomery Cnty TN Pub Bldg Au 3.95% 2/1/2036, LOC Bank of America NA VRDN (b)	2,300,000	2,300,000
TOTAL TENNESSEE		3,375,000
Texas - 6.7%
Gulf Coast Industrial Development Authority (Exxon Capital Ventures Inc Proj.) Series 2012, 3.9% 11/1/2041 (Exxon Mobil Corp Guaranteed) VRDN (b)	7,800,000	7,800,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 A, 3.9% 12/1/2060 (Liquidity Facility Bank of America NA) VRDN (b)	8,900,000	8,900,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025B, 3.9% 12/1/2060 (Liquidity Facility Bank of America NA) VRDN (b)	23,000,000	23,000,000
Harris Cnty TX Hosp Dist Rev 3.27% 2/15/2042, LOC JPMorgan Chase Bank NA VRDN (b)	6,500,000	6,500,000
Houston TX Util Sys Rev 3.27% 5/15/2034 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	7,300,000	7,300,000
Houston TX Util Sys Rev 3.27% 5/15/2034, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	4,400,000	4,400,000
Houston TX Util Sys Rev Series 2012 A, 3.27% 5/15/2034 (Liquidity Facility TD Bank NA) VRDN (b)	11,500,000	11,500,000
Port Arthur TX Navigation Dist Exempt Fac Rev (Total Petrochemicals &Refining Sa/Nv Proj.) 3.27% 3/1/2040 (TotalEnergies SE Guaranteed) VRDN (b)	5,200,000	5,200,000
Port Arthur TX Navigation Dist Exempt Fac Rev (Total Petrochemicals &Refining Sa/Nv Proj.) 3.28% 3/1/2039 (TotalEnergies SE Guaranteed) VRDN (b)	3,000,000	3,000,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 3.27% 12/1/2040 (TotalEnergies SE Guaranteed) VRDN (b)	33,200,000	33,200,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 3.28% 9/1/2042 (TotalEnergies SE Guaranteed) VRDN (b)	11,700,000	11,700,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 3.4% 3/1/2042 (TotalEnergies SE Guaranteed) VRDN (b)	39,100,000	39,100,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) Series 2012 B, 3.28% 12/1/2042 (TotalEnergies SE Guaranteed) VRDN (b)	4,200,000	4,200,000
San Antonio TX Wtr Rev Series 2025D, 3.95% 5/1/2055 (Liquidity Facility TD Bank NA) VRDN (b)	11,200,000	11,200,000
Texas State Gen. Oblig. 3.25% 12/1/2041 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	12,190,000	12,190,000
Texas State Gen. Oblig. 3.25% 12/1/2042 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	5,370,000	5,370,000
Texas State Gen. Oblig. 3.25% 12/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	18,520,000	18,520,000
Texas State Gen. Oblig. 3.25% 6/1/2041 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	10,205,000	10,205,000
Texas State Gen. Oblig. 3.25% 6/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	2,800,000	2,800,000
Texas State Gen. Oblig. 3.25% 6/1/2044 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	10,950,000	10,950,000
Texas State Gen. Oblig. 3.25% 6/1/2045 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	5,335,000	5,335,000
Texas State Gen. Oblig. Series 2017, 3.25% 12/1/2047 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	14,605,000	14,605,000
TOTAL TEXAS		256,975,000
Virginia - 0.5%
Fairfax Cnty VA Indl Dev Auth (Inova Health System Proj.) Series 2016 C, 3.29% 5/15/2042 VRDN (b)	10,540,000	10,540,000
Fairfax Cnty VA Indl Dev Auth Health Care Rev (Inova Health System Proj.) Series 2018 C, 3.29% 5/15/2033 VRDN (b)	3,595,000	3,595,000
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) 3.1% 11/1/2034 VRDN (b)	4,300,000	4,300,000
TOTAL VIRGINIA		18,435,000
Washington - 0.5%
Port Vancouver Wash Rev (United Grain Corp Of Oregon Proj.) 3.29% 10/1/2029, LOC Bank of America NA VRDN (b)	10,100,000	10,100,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Reserve At Renton Partners Llp Proj.) Series 2014, 2.53% 8/1/2049, LOC Federal Home Loan Bank of San Francisco VRDN (b)	7,000,000	7,000,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Vintage At Urban Center Llc Proj.) 2.53% 7/1/2047, LOC Freddie Mac Non Gold Pool VRDN (b)	3,155,000	3,155,000
TOTAL WASHINGTON		20,255,000
Wisconsin - 0.7%
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2018 B, 3.9% 4/1/2048 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	15,340,000	15,340,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (Wi Home Ownership Proj.) Series 2025 C, 3.2% 9/1/2050 (Liquidity Facility Federal Home Loan Bank of Chicago) VRDN (b)	12,750,000	12,750,000
TOTAL WISCONSIN		28,090,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,272,238,996)		1,272,238,996

Commercial Paper - 8.4%
	Yield (%) (g)	Principal Amount (a)	Value ($)
Austin TX Util Sys Rev 2.65% 12/3/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.65	6,500,000	6,500,000
Austin TX Util Sys Rev 2.7% 12/3/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.70	15,500,000	15,500,000
Austin TX Util Sys Rev 2.7% 12/3/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.70	9,300,000	9,300,000
Board of Regents of the University of Texas System 2.65% 3/10/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	3,400,000	3,400,000
Board of Regents of the University of Texas System 2.66% 12/18/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.66	7,000,000	7,000,000
Board of Regents of the University of Texas System 2.67% 11/24/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.67	7,100,000	7,100,000
Board of Regents of the University of Texas System 2.67% 4/7/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.67	900,000	900,000
Board of Regents of the University of Texas System 2.68% 1/27/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.70	5,300,000	5,299,727
Board of Regents of the University of Texas System 2.68% 1/29/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.70	5,300,000	5,299,721
Board of Regents of the University of Texas System 2.69% 3/3/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.69	1,300,000	1,300,000
Board of Regents of the University of Texas System 2.7% 2/10/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.70	5,300,000	5,300,000
Board of Regents of the University of Texas System 2.7% 2/11/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.70	5,300,000	5,300,000
Board of Regents of the University of Texas System 2.7% 2/12/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.70	5,300,000	5,300,000
Board of Regents of the University of Texas System 2.7% 2/18/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.70	1,000,000	1,000,000
Board of Regents of the University of Texas System 2.7% 2/3/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.70	5,100,000	5,100,000
Board of Regents of the University of Texas System 2.7% 2/4/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.70	5,300,000	5,300,000
Board of Regents of the University of Texas System 2.7% 3/10/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.70	5,300,000	5,300,000
Board of Regents of the University of Texas System 2.7% 3/11/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.70	5,300,000	5,300,000
Board of Regents of the University of Texas System 2.7% 3/12/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.70	5,300,000	5,300,000
Board of Regents of the University of Texas System 2.71% 3/3/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.71	4,400,000	4,400,000
Board of Regents of the University of Texas System 2.74% 2/5/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.74	6,500,000	6,500,000
Board of Regents of the University of Texas System 2.77% 1/22/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.77	4,400,000	4,400,000
Board of Regents of the University of Texas System 2.8% 11/10/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.80	2,200,000	2,200,000
Board of Regents of the University of Texas System 2.8% 12/15/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.80	7,200,000	7,200,000
Board of Regents of the University of Texas System 2.8% 12/29/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.80	3,200,000	3,200,000
Board of Regents of the University of Texas System 2.9% 11/25/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.90	7,100,000	7,100,000
Board of Regents of the University of Texas System 2.9% 12/9/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.90	4,300,000	4,300,000
Board of Regents of the University of Texas System 3.02% 11/19/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.02	5,400,000	5,400,000
Board of Regents of the University of Texas System 3.03% 11/5/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.03	5,400,000	5,400,000
Board of Regents of the University of Texas System 3.03% 12/3/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.03	5,400,000	5,400,000
Board of Regents of the University of Texas System 3.03% 12/4/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.03	1,100,000	1,100,000
Dallas TX Rapid Transit Sales Tax Rev 2.75% 7/20/2026 CP	2.75	18,900,000	18,900,000
Fort Bend TX Indpt Sch Dist 2.75% 12/11/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.75	6,400,000	6,400,000
Harris Cnty TX 2.62% 12/5/2025 (Liquidity Facility State Street Bank & Trust Co) CP	2.62	900,000	900,000
Harris Cnty TX 2.7% 12/4/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.70	1,800,000	1,800,000
Harris Cnty TX 2.7% 12/4/2025 (Liquidity Facility State Street Bank & Trust Co) CP	2.70	1,020,000	1,020,000
Harris Cnty TX 2.9% 12/4/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.90	700,000	700,000
Harris Cnty TX 2.9% 12/4/2025 (Liquidity Facility State Street Bank & Trust Co) CP	2.90	2,400,000	2,400,000
Harris Cnty TX 2.9% 12/4/2025 (Liquidity Facility State Street Bank & Trust Co) CP	2.90	900,000	900,000
Harris Cnty TX 2.95% 12/4/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.95	1,720,000	1,720,000
Harris Cnty TX 2.95% 12/4/2025 (Liquidity Facility State Street Bank & Trust Co) CP	2.95	1,000,000	1,000,000
Harris Cnty TX 3.02% 12/4/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	3.02	3,700,000	3,700,000
Maricopa Cnty AZ Ida Rev 2.62% 11/12/2025 CP	2.62	2,500,000	2,500,000
Maricopa Cnty AZ Ida Rev 2.8% 12/3/2025 CP	2.80	14,500,000	14,500,000
Nebraska Pub Pwr Dist Rev 2.7% 11/20/2025, LOC Bank of America NA CP	2.70	15,900,000	15,899,999
Texas A&M Univ Revs 2.6% 1/28/2026 CP	2.60	9,800,000	9,800,000
University CA Revs 2.7% 2/4/2026 CP	2.70	5,000,000	5,000,000
University CA Revs 2.7% 2/5/2026 CP	2.70	800,000	800,000
University CA Revs 2.8% 12/11/2025 CP	2.80	4,300,000	4,300,000
University CA Revs 2.9% 12/3/2025 CP	2.90	2,000,000	2,000,000
University CA Revs 2.95% 12/18/2025 CP	2.95	5,400,000	5,400,000
University TX Perm Univ Fd 2.68% 3/5/2026 CP	2.68	5,300,000	5,300,000
University TX Perm Univ Fd 2.7% 2/12/2026 CP	2.70	3,200,000	3,200,000
University TX Perm Univ Fd 2.7% 3/4/2026 CP	2.70	2,700,000	2,700,000
University TX Perm Univ Fd 2.8% 12/1/2025 CP	2.80	7,200,000	7,200,000
University TX Perm Univ Fd 2.85% 11/17/2025 CP	2.85	7,200,000	7,200,000
University TX Perm Univ Fd 2.85% 11/5/2025 CP	2.85	7,200,000	7,200,000
University TX Perm Univ Fd 3% 11/18/2025 CP	3.00	2,200,000	2,200,000
University TX Perm Univ Fd 3% 11/20/2025 CP	3.00	2,200,000	2,200,000
Wisconsin St 2.72% 7/13/2026 CP	2.72	10,200,000	10,200,000
Wisconsin St 2.8% 6/6/2026 CP	2.80	3,200,000	3,200,000
Wisconsin St 2.9% 5/4/2026 CP	2.90	3,400,000	3,400,000
Wisconsin St 2.95% 5/11/2026 CP	2.95	7,300,000	7,300,000
TOTAL COMMERCIAL PAPER (Cost $322,339,447)			322,339,447

Money Market Funds - 11.9%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (h)(i) (Cost $454,324,471)	3.48	454,145,767	454,324,471

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,819,948,632)	3,819,948,632
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,320,401
NET ASSETS - 100.0%	3,821,269,033

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $142,922,513 or 3.7% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 3.45% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/21/2024	527,513

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9211, 3.45% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/14/2025	400,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 3.45% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025	500,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 3.45% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025	400,000

Arizona Ind Dev Auth Participating VRDN 3.45% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2024 - 6/18/2025	700,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 3.45% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	1,500,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9192, 3.45% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/2024	4,000,000

Arizona Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9213, 3.45% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/3/2025	900,000

Arizona Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9215, 3.45% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2025	600,000

Arizona Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9216, 3.45% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2025	600,000

Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 3.45% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC)	4/30/2025	2,500,000

California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9231, 3.43% 9/9/2028 (Liquidity Facility Mizuho Capital Markets LLC)	9/10/2025	4,100,000

City of New York NY Gen. Oblig. Series 2025 MS0074E, 3.39% tender 8/1/2053 (Liquidity Facility Morgan Stanley Bank NA)	8/21/2025	1,300,000

Collin County Hsg Fin Corp Multi Fam Participating VRDN 3.45% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024 - 10/10/2024	3,800,000

Colorado Health Facilities Authority Series 2025 MS0043, 3.34% tender 11/15/2050 (Liquidity Facility Morgan Stanley Bank NA)	5/21/2025	1,740,000

Delaware Multi Fam Hsg Chritina Village Participating VRDN 3.45% 5/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2024	1,600,000

Delaware Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9182, 3.45% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	7/11/2024	1,200,000

Denver CO City & Cnty Brd Wtr Series 2025 MS0064E, 3.39% tender 9/15/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/19/2025	2,200,000

Frenship TX Indpt Sch Dist Series 2025 MS0056E, 3.39% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	900,000

Harris Cnty TX Gen. Oblig. Series 2025 MS0030, 3.34% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA)	3/19/2025 - 8/29/2025	7,600,000

Harris Cnty TX Gen. Oblig. Series 2025 MS0067E, 3.42% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	1,100,000

Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 3.45% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	10,900,000

Jacksonville Fla Spl Rev Series 2025 MS0068E, 3.42% tender 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	4,100,000

JEA FL Wtr & Swr Sys Rev Series 2025 MS0033, 3.34% tender 10/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	3/21/2025 - 6/9/2025	2,440,000

Jefferson Cnty TX Hsg Fin Corp Multifamily Hsg Mtg Rev Participating VRDN Series 2025 MIZ9214, 3.45% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/12/2025	850,000

Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 3.45% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/2025	900,000

Las Vegas Valley NV Gen. Oblig. Series 2025 MS0057E, 3.39% tender 6/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	1,390,000

Lehigh County Gen Purp Hosp Rev Participating VRDN Series 2023 BAML5039, 3.3% 7/1/2043 (Liquidity Facility Bank of America, N.A.)	5/4/2023 - 3/28/2024	4,410,000

Louisville & Jefferson KY Swr Sys Rev Series 2025 MS0063E, 3.39% tender 5/15/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/19/2025	2,300,000

Mansfield TX Indpt Sch Dist Series 2025 MS0058E, 3.39% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	900,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 3.45% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/4/2024	1,300,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 3.45% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/12/2024	800,000

New Jersey Turnpike Authority Series 2025 MS0081E, 3.42% tender 1/1/2050 (Liquidity Facility Morgan Stanley Bank NA)	8/21/2025	6,055,000

New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 3.45% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC)	3/17/2025	6,700,000

Oklahoma St Wtr Res Brd Rev Fd Series 2025 MS0054E, 3.39% tender 4/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	4,070,000

Oklahoma St Wtr Res Brd Rev Fd Series 2025 MS0060E, 3.4% tender 4/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	3,200,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 3.45% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/2/2025	500,000

Port Auth NY & NJ 3.27% 1/19/2027 VRDN	7/31/2020	3,000,000

Prosper Tex Indpt Sch Dist Series 2025 MS0071E, 3.42% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	3,700,000

Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 3.45% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	1,800,000

River Islands Pub Fing Auth Participating VRDN 3.45% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/2024	2,800,000

Saint Louis Mo Indl Dev Auth Participating VRDN Series 2025 MIZ9235, 3.45% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/16/2025	520,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN 3.45% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	1,800,000

San Marcos Unified School District Series 2025 MS0062, 3.4% tender 8/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	1,400,000

Shelby Cnty Tenn Health Edl & Hsg Fac Participating VRDN Series 2025 BAML5067, 3.27% 9/1/2055 (Liquidity Facility Bank of America, N.A.)	9/18/2025	5,300,000

St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 3.45% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/22/2025	1,100,000

State of Washington Gen. Oblig. 3.42% tender 2/1/2048 (Liquidity Facility Morgan Stanley Bank NA)	4/11/2025 - 10/2/2025	15,200,000

State of Washington Series 2025 MS0036, 3.39% tender 6/1/2050 (Liquidity Facility Morgan Stanley Bank NA)	4/3/2025 - 9/16/2025	3,620,000

Tampa Bay Water Series 2025 MS0066E, 3.4% tender 10/1/2049 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	3,200,000

Tampa Bay Water Series 2025 MS0075E, 3.39% tender 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA)	8/21/2025	2,075,000

Tender Opt Bd Tr Rcpts / Ctfs Var Sts Gen. Oblig. Series 2024 MS0026, 3.42% tender 10/1/2026 (Liquidity Facility Morgan Stanley Bank NA)	10/10/2024	5,000,000

Texas Wtr Dev Brd Series 2025 MS0037, 3.39% tender 10/15/2053 (Liquidity Facility Morgan Stanley Bank NA)	4/7/2025 - 9/16/2025	1,925,000

Washington Clark County SD23 Series 2025 MS0080E, 3.4% tender 6/15/2046 (Liquidity Facility Morgan Stanley Bank NA)	8/21/2025	1,500,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	112,067,415	1,811,856,336	1,469,599,280	8,731,364	-	-	454,324,471	454,145,767	18.7%
Total	112,067,415	1,811,856,336	1,469,599,280	8,731,364	-	-	454,324,471

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Fidelity® Tax-Exempt Money Market Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,365,624,161)	$3,365,624,161
Fidelity Central Funds (cost $454,324,471)	454,324,471

Total Investment in Securities (cost $3,819,948,632)		$3,819,948,632
Cash		1,787,586
Receivable for fund shares sold		12,491,268
Interest receivable		19,378,392
Distributions receivable from Fidelity Central Funds		941,869
Prepaid expenses		3,803
Receivable from investment adviser for expense reductions		152,287
Other receivables		642
Total assets		3,854,704,479
Liabilities
Payable for investments purchased
Regular delivery	$3,270,326
Delayed delivery	21,273,820
Payable for fund shares redeemed	6,326,148
Distributions payable	1,234,811
Accrued management fee	797,803
Distribution and service plan fees payable	31,836
Other affiliated payables	453,611
Other payables and accrued expenses	47,091
Total liabilities		33,435,446
Net Assets		$3,821,269,033
Net Assets consist of:
Paid in capital		$3,821,286,573
Total accumulated earnings (loss)		(17,540)
Net Assets		$3,821,269,033

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value, offering price and redemption price per share ($26,226,156 ÷ 26,200,176 shares)		$1.00
Daily Money Class :
Net Asset Value, offering price and redemption price per share ($100,743,395 ÷ 100,646,316 shares)		$1.00
Fidelity Tax-Exempt Money Market Fund :
Net Asset Value, offering price and redemption price per share ($1,146,492,593 ÷ 1,145,374,300 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($2,547,806,889 ÷ 2,545,215,679 shares)		$1.00
Statement of Operations
Year ended October 31, 2025
Investment Income
Interest		$99,659,857
Income from Fidelity Central Funds		8,731,364
Total income		108,391,221
Expenses
Management fee	$9,586,302
Transfer agent fees	5,155,718
Distribution and service plan fees	437,075
Accounting fees and expenses	338,093
Custodian fees and expenses	33,665
Independent trustees' fees and expenses	9,266
Registration fees	244,391
Audit fees	40,328
Legal	2,921
Miscellaneous	8,004
Total expenses before reductions	15,855,763
Expense reductions	(2,276,778)
Total expenses after reductions		13,578,985
Net Investment income (loss)		94,812,236
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	37,054
Total net realized gain (loss)		37,054
Net increase in net assets resulting from operations		$94,849,290
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$94,812,236	$104,714,232
Net realized gain (loss)	37,054	48,329
Net increase in net assets resulting from operations	94,849,290	104,762,561
Distributions to shareholders	(94,810,013)	(104,680,960)

Share transactions - net increase (decrease)	253,096,110	456,985,656
Total increase (decrease) in net assets	253,135,387	457,067,257

Net Assets
Beginning of period	3,568,133,646	3,111,066,389
End of period	$3,821,269,033	$3,568,133,646

Financial Highlights
Fidelity® Tax-Exempt Money Market Fund Capital Reserves Class

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.019	.026	.022	.003	- B
Net realized and unrealized gain (loss)	- B	- B	- B	- B	.001
Total from investment operations	.019	.026	.022	.003	.001
Distributions from net investment income	(.019)	(.026)	(.022)	(.003)	- B
Distributions from net realized gain	-	-	-	-	(.001)
Total distributions	(.019)	(.026)	(.022)	(.003)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	1.90%	2.59%	2.26%	.27%	.07%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.97%	.97%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.95%	.95%	.95%	.56%	.13%
Expenses net of all reductions, if any	.95%	.95%	.95%	.56%	.13%
Net investment income (loss)	1.88%	2.55%	2.24%	.28%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$26,226	$31,437	$34,621	$45,102	$44,640

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Tax-Exempt Money Market Fund Daily Money Class

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.021	.028	.025	.004	- B
Net realized and unrealized gain (loss)	- B	- B	- B	- B	.001
Total from investment operations	.021	.028	.025	.004	.001
Distributions from net investment income	(.021)	(.028)	(.025)	(.004)	- B
Distributions from net realized gain	-	-	-	-	(.001)
Total distributions	(.021)	(.028)	(.025)	(.004)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.15%	2.84%	2.52%	.36%	.07%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.45%	.13%
Expenses net of all reductions, if any	.70%	.70%	.70%	.45%	.13%
Net investment income (loss)	2.13%	2.80%	2.49%	.38%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$100,743	$118,202	$60,833	$44,232	$52,917

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Tax-Exempt Money Market Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.031	.028	.005	- B
Net realized and unrealized gain (loss)	- B	- B	- B	- B	.001
Total from investment operations	.024	.031	.028	.005	.001
Distributions from net investment income	(.024)	(.031)	(.028)	(.005)	- B
Distributions from net realized gain	-	-	-	-	(.001)
Total distributions	(.024)	(.031)	(.028)	(.005)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.44%	3.13%	2.81%	.49%	.07%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.42%	.42%	.42%	.32%	.13%
Expenses net of all reductions, if any	.42%	.42%	.42%	.32%	.13%
Net investment income (loss)	2.41%	3.08%	2.77%	.51%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,146,493	$1,135,705	$1,111,696	$1,202,425	$1,314,523

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Tax-Exempt Money Market Fund Premium Class

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.032	.029	.006	- B
Net realized and unrealized gain (loss)	- B	- B	- B	- B	.001
Total from investment operations	.025	.032	.029	.006	.001
Distributions from net investment income	(.025)	(.032)	(.029)	(.006)	- B
Distributions from net realized gain	-	-	-	-	(.001)
Total distributions	(.025)	(.032)	(.029)	(.006)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.56%	3.26%	2.93%	.57%	.07%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.30%	.30%	.30%	.26%	.13%
Expenses net of all reductions, if any	.30%	.30%	.30%	.26%	.13%
Net investment income (loss)	2.53%	3.20%	2.89%	.58%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,547,807	$2,282,790	$1,903,916	$1,475,690	$1,164,904

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Treasury Money Market Fund (Treasury Money Market) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (the Funds) are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares.  The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Exempt Money Market Fund and Premium Class. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor C Class shares will automatically convert to Daily Money Class shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income.  Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Treasury Money Market Fund	$583,344

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The Fidelity Tax-Exempt Money Market Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Treasury Money Market Fund	45,557,295,124	-	-	-
Fidelity Tax-Exempt Money Market Fund	3,819,948,632	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income ($)	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Treasury Money Market Fund	-	481,333	-	-
Fidelity Tax-Exempt Money Market Fund	10,958	-	(28,281)	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Total capital loss carryforward ($)

Fidelity Tax-Exempt Money Market Fund	(28,281)	(28,281)

The tax character of distributions paid was as follows:

October 31, 2025
	Tax-Exempt Income ($)	Ordinary Income ($)	Total ($)
Fidelity Treasury Money Market Fund	-	1,819,046,908	1,819,046,908
Fidelity Tax-Exempt Money Market Fund	94,810,013	-	94,810,013

October 31, 2024
	Tax-Exempt Income ($)	Ordinary Income ($)	Total ($)
Fidelity Treasury Money Market Fund	-	2,244,407,169	2,244,407,169
Fidelity Tax-Exempt Money Market Fund	104,680,960	-	104,680,960

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Fidelity Treasury Money Market Fund, repurchase agreements may be collateralized by cash or government securities. For Fidelity Tax-Exempt Money Market Fund, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Treasury Money Market Fund
Capital Reserves Class	.25%	.25%	11,009,730	196,890
Daily Money Class	- %	.25%	9,129,162	332,753
Advisor C Class	.75%	.25%	712,491	128,960
			20,851,383	658,603
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.25%	.25%	145,578	125,092
Daily Money Class	- %	.25%	291,497	93,118
			437,075	218,210

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges are 1.00% for Treasury Money Market - Advisor C Class. In addition, FDC receives deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Treasury Money Market Fund
Daily Money Class	586
Advisor C ClassA	14,589

A When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was .16% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Fidelity Treasury Money Market Fund
Capital Reserves Class	$ 4,403,892
Daily Money Class	7,303,330
Advisor C Class	142,498
Fidelity Treasury Money Market Fund	64,060,195
$75,909,915
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	$58,232
Daily Money Class	233,198
Fidelity Tax-Exempt Money Market Fund	2,350,963
Premium Class	2,513,325
$5,155,718

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Treasury Money Market Fund	-A
Fidelity Tax-Exempt Money Market Fund	.01

A Amount represents less than .005%.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Treasury Money Market Fund	-	-	-
Fidelity Tax-Exempt Money Market Fund	92,037,719	158,547,116	(454)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Treasury Money Market Fund	87,602
5. Expense Reductions.
The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Treasury Money Market Fund
Capital Reserves Class	.95%	240,235
Daily Money Class	.70%	398,240
Advisor C Class	1.45%	7,548
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.95%	5,264
Daily Money Class	.70%	21,377
Fidelity Tax-Exempt Money Market Fund	.42%	558,186
Premium Class	.30%	1,689,855

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Tax-Exempt Money Market Fund	2,096
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Treasury Money Market Fund
Distributions to shareholders
Capital Reserves Class	$75,837,788	$88,553,177
Daily Money Class	134,978,484	143,850,334
Advisor C Class	2,103,485	3,458,368
Fidelity Treasury Money Market Fund	1,606,127,151	2,008,545,290
Total	$1,819,046,908	$2,244,407,169
Fidelity Tax-Exempt Money Market Fund
Distributions to shareholders
Capital Reserves Class	$549,586	$881,898
Daily Money Class	2,485,024	2,150,775
Fidelity Tax-Exempt Money Market Fund	28,307,415	34,682,466
Premium Class	63,467,988	66,965,821
Total	$94,810,013	$104,680,960
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Treasury Money Market Fund
Capital Reserves Class
Shares sold	11,199,799,001	12,757,171,321	$11,199,799,001	$12,757,171,321
Reinvestment of distributions	56,496,741	65,068,308	56,496,741	65,068,308
Shares redeemed	(11,148,395,146)	(12,484,336,759)	(11,148,395,146)	(12,484,336,759)
Net increase (decrease)	107,900,596	337,902,870	$107,900,596	$337,902,870
Daily Money Class
Shares sold	11,621,379,380	10,761,239,818	$11,621,379,383	$10,761,239,820
Reinvestment of distributions	96,807,620	102,291,797	96,807,620	102,291,797
Shares redeemed	(11,564,052,028)	(10,314,213,971)	(11,564,052,028)	(10,314,213,971)
Net increase (decrease)	154,134,972	549,317,644	$154,134,975	$549,317,646
Advisor C Class
Shares sold	48,137,199	43,445,643	$48,137,199	$43,445,643
Reinvestment of distributions	2,050,335	3,382,600	2,050,335	3,382,600
Shares redeemed	(59,811,804)	(75,959,698)	(59,811,807)	(75,959,700)
Net increase (decrease)	(9,624,270)	(29,131,455)	$(9,624,273)	$(29,131,457)
Fidelity Treasury Money Market Fund
Shares sold	189,881,504,974	218,535,868,301	$189,881,502,974	$218,535,870,301
Reinvestment of distributions	1,189,234,862	1,464,036,957	1,189,234,863	1,464,036,957
Shares redeemed	(195,610,801,163)	(216,118,920,463)	(195,610,801,162)	(216,118,920,462)
Net increase (decrease)	(4,540,061,327)	3,880,984,795	$(4,540,063,325)	$3,880,986,796
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class
Shares sold	4,246,457	11,091,665	$4,246,457	$11,091,665
Reinvestment of distributions	531,063	840,616	531,063	840,616
Shares redeemed	(9,981,550)	(15,108,243)	(9,981,550)	(15,108,243)
Net increase (decrease)	(5,204,030)	(3,175,962)	$(5,204,030)	$(3,175,962)
Daily Money Class
Shares sold	158,101,714	122,550,152	$158,101,714	$122,550,152
Reinvestment of distributions	2,087,033	1,896,705	2,087,033	1,896,705
Shares redeemed	(177,624,701)	(67,125,595)	(177,624,700)	(67,125,595)
Net increase (decrease)	(17,435,954)	57,321,262	$(17,435,953)	$57,321,262
Fidelity Tax-Exempt Money Market Fund
Shares sold	796,454,175	628,097,958	$796,454,175	$628,097,958
Reinvestment of distributions	24,983,683	30,841,884	24,983,683	30,841,884
Shares redeemed	(810,588,726)	(634,802,661)	(810,588,726)	(634,802,661)
Net increase (decrease)	10,849,132	24,137,181	$10,849,132	$24,137,181
Premium Class
Shares sold	3,255,168,144	2,804,724,165	$3,255,170,143	$2,804,722,165
Reinvestment of distributions	52,294,589	55,409,223	52,294,589	55,409,223
Shares redeemed	(3,042,577,771)	(2,481,428,213)	(3,042,577,771)	(2,481,428,213)
Net increase (decrease)	264,884,962	378,705,175	$264,886,961	$378,703,175
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Newbury Street Trust and Shareholders of Fidelity Treasury Money Market Fund and Fidelity Tax-Exempt Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Treasury Money Market Fund and Fidelity Tax-Exempt Money Market Fund (two of the funds constituting Fidelity Newbury Street Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 10, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Treasury Money Market Fund	59.64%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Treasury Money Market Fund	$2,049,905,709

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Treasury Money Market Fund	$1,818,959,306
During fiscal year ended 2025, 100% of Fidelity Tax-Exempt Money Market Fund was free from federal income tax, and 0% of Fidelity Tax-Exempt Money Market Fund income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Tax-Exempt Money Market Fund
Fidelity Treasury Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions with representatives of the Investment Advisers that occur, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio of Premium Class or the retail class, as applicable, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds and classes within the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the applicable class of each fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the applicable class of each fund relative to the asset- sized peer group.
For Fidelity Tax-Exempt Money Market Fund, the information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund's Premium Class ranked below the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024.
For Fidelity Treasury Money Market Fund, the information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund's retail class ranked below the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024.
The Board noted that Lipper's definition of retail and institutional money market funds creates challenges for comparisons because Lipper's retail category includes funds that have high investment minimums, unlike each fund, that would typically be considered institutional load. The Board considered that each fund has a unitary fee, which covers expenses for services beyond portfolio management. The Board also considered that Fidelity believes that management fee comparisons are particularly unhelpful in the context of the funds and that total expense comparisons are more useful. The Board also noted that the total expense ratio of the Premium Class Fidelity Tax-Exempt Money Market Fund and of the retail class of the Fidelity Treasury Money Market Fund ranked below the total peer group competitive median for 2024. The Board considered that Fidelity believes that, although the management fee and total expenses may rank above the median, the fees that each fund is charged are reasonable for the overall value of the nature and quality of the services each fund's shareholders receive.
Other Contractual Arrangements. The Board further considered that current contractual arrangements for the funds oblige FMR to pay all "class-level" expenses of the retail class of Treasury Money Market Fund and Premium Class of Tax-Exempt Money Market Fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: 0.42% for retail class of Treasury Money Market Fund and 0.43% for Premium Class of Tax-Exempt Money Market Fund. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the applicable class. The Board further considered that FMR has contractually agreed to reimburse Daily Money Class, Capital Reserves Class, and Advisor C Class of Treasury Money Market Fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.70%, 0.95%, and 1.45% through February 28, 2026. The Board further considered that FMR has contractually agreed to reimburse Daily Money Class, Capital Reserves Class, Premium Class, and the retail class of Tax-Exempt Money Market Fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.70%, 0.95%, 0.30%, and 0.42% through February 28, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of each fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class of Treasury Money Market Fund and Premium Class of Tax-Exempt Money Market Fund will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2026.

1.538749.128
DMFI-ANN-1225

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 22, 2025